UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2125

EquiTrust Series Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997

(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2006

Date of reporting period: July 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

EquiTrust Series Fund, Inc.

Supplement to Annual Report

Dated July 31, 2006

Page 9 of the Annual Report should be replaced with the following:

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the Blue Chip Portfolio and S&P 500

The Blue Chip Portfolio’s A shares were established on December 1, 2005 and returned 3.03% through July 31, 2006, compared to 3.37% for the S&P 500. For the twelve months ended July 31, 2006, the Portfolio’s B shares gained 4.68%, relative to 5.37% for the S&P 500.

The Blue Chip Portfolio is designed to represent the large-capitalization sector of the domestic equity market. As such, it remains substantially invested in approximately 50 such common stock issues at all times.

For the twelve months ended July 31, 2006, the S&P 500’s smallest companies generally outperformed its largest companies. Specifically, the bottom half of the benchmark’s constituents by capitalization contributed more to performance than did the top half. Given its concentration in the domestic equity market’s largest constituents, the Portfolio’s return will generally track that of the S&P 500 when the large-caps drive the benchmark’s performance. As has been observed in recent periods, though, the Portfolio will generally lag the S&P 500 when the benchmark’s smallest constituents drive performance. Near-term, the Portfolio should perform in line with the S&P 500 to the extent that investors return to favoring large-cap stocks.

Supplement dated October 17, 2006

Please retain this supplement with your Annual Report for future reference.

EquiTrust Series Fund, Inc.

Annual Report

July 31, 2006

5400 University Avenue

West Des Moines, IA 50266

1-877-860-2904

1-515-225-5586

www.equitrust.com

This report is not to be distributed unless preceded or accompanied by a prospectus.

Shareholder Account Access now available at www.equitrust.com

737-028(06)

PRESIDENT’S LETTER

Dear Shareholder:

Domestic equity benchmarks generally posted modest single-digit gains for the twelve-month period ended July 31, 2006. The S&P 500 Stock Composite Index (“S&P 500”) returned 5.37% and the Dow Jones Industrial Average 7.58%, while the small-cap Russell 2000 Index gained 4.32%. Going into May, small company stocks boasted double-digit performance for the fiscal year. However, stocks declined broadly early in May, with investors dumping the generally more volatile segments of the equity market, e.g. small-caps, emerging markets and technology. The Russell 2000 lost 10% of its value between early May and the end of July, while the NASDAQ lost 12% and finished the period with a loss of 3.48%. Interestingly, the MSCI Emerging Markets Index declined just over 24% between May and July but still finished the 12-month period with a gain of 28.82%. The international developed markets MSCI EAFE Index gained 24.51% for the period.

Fixed-income holdings generally recorded even more modest gains compared to the equity markets. Measuring the broad domestic fixed-income market, the Lehman Brothers U.S. Aggregate Index (“Aggregate Index”) returned 1.46% for the twelve-month period ended July 31, 2006. High yield securities generated slightly higher gains, with the Lehman Brothers U.S. Corporate High Yield Index (“High Yield Index”) returning 4.01%. Otherwise, the investment grade segments of the domestic market, e.g. Treasury securities, mortgage-backed securities, investment grade corporate, returned less than 3% for the period.

Corporate earnings and cash flow remained strong, leading many companies to pay dividends or buy back stock. Many also issued debt at still-relatively low interest rates in order to buy back stock, a strategy more friendly to shareholders than to debt-holders. The Fed raised short-term rates eight times in the span of the Fund’s recent fiscal year, taking the Fed Funds rate to 5.25% at the end of June. The longer maturities of the yield curve shifted upward as well on inflation worries. Mortgage rates have generally risen with the climbing interest rates, contributing to the well-publicized slowing in the housing market. The current debate among economists and market analysts is whether the slowdown in the housing market — and consequently the U.S. economy — will be calm and orderly or abrupt and painful.

While the macroeconomic environment impacts financial asset returns in the short-term, we would advise shareholders to retain a long-term perspective in building wealth, and concentrate on building a suitable asset allocation. We feel that investors can more readily add value to their investment through following a prudent asset allocation strategy than by attempting to anticipate short-term economic events. In this regard, the Portfolios in the EquiTrust Series Fund offer a spectrum across which investors can allocate their domestic investments. Below is a summary of how the financial markets impacted Portfolio performance in fiscal year 2006.

Money Market: The interest rates offered by money market funds are closely related to the target rates set by the Federal Open Market Committee (“FOMC”) of the Federal Reserve System. The FOMC meets several times throughout the year to determine the target Fed Funds rate, or overnight lending rates between banks. These rates have been raised from 1.00% to 5.25% over the last 17 meetings as of July 31, 2006. The minutes from the June meeting suggest that the FOMC will cease raising rates, although the duration of the pause is uncertain. The Fed will continue to monitor inflation expectations, energy costs, and labor market activity, as current economic data will be critical to the upcoming rate decisions. The FOMC may finish the tightening cycle when economic data suggests deterioration to a more sustainable level of growth. The market expects the Fed Funds target rate to remain at 5.25% through the end of 2006.

High Grade Bond: Treasury yields rose and the curve got flatter over the twelve-month reporting period ended July 31, 2006. During the period the two-year Treasury rose by 94 basis points (0.94%) to 4.95%, the ten year Treasury rose by 70 basis points (0.70%) to 4.98% and the thirty-year Treasury rose by 59 basis points (0.59%) to 5.07%. In a reversal from last year, the worst performing sector of the Aggregate Index for the period was the Investment Grade Corporate Index, as corporate spreads widened modestly from historically narrow levels. The option-adjusted spread on the Lehman Brothers Investment Grade Corporate Index rose by 10 basis points (0.10%) to finish the period at 95 basis points (0.95%). Credit fundamentals for corporate issues remain strong but appears to be fully reflected in current spread levels. Because of this, we feel that corporate issues are not very attractive at the present time.

During the twelve-month period ended July 31, 2006, the High Grade Bond Portfolio-Class B shares underperformed the Aggregate Index, as reflected by the 0.75% total return produced by the Class B shares versus the 1.46% total return produced by the Index. The total returns for the major components of the Aggregate Index for this period were as follows: U.S. Fixed-Rate Mortgage-Backed Securities (35% of the Index) 2.35%; U.S. Treasury Securities (25% of the Index) 0.90%; and U.S. Investment Grade Corporate Securities (19% of the Index) 0.20%. The Aggregate Index had an effective duration of 4.72 as of July 31, 2006. In comparison, the Portfolio had approximately 48% of its assets invested in corporate securities, 42% in fixed-rate mortgage-backed securities, and 10% in cash equivalents. The effective duration of the Portfolio was 4.56. The Portfolio underperformed the Aggregate Index mainly because its overexposure to outperforming mortgage-backed securities and cash equivalents were not enough to offset the Portfolio’s higher exposure to underperforming corporate securities than the Aggregate Index and Portfolio expenses.

The High Grade Bond Portfolio-Class A shares, which were offered December 1, 2005 had a return of 1.46% over the eight-month period ended July 31, 2006. Over this same period, the Aggregate Index returned 1.58%.

Given our view that the Federal Reserve is close to being done raising the Federal Funds rate, we feel the current level of interest rates is reasonable and we are comfortable having a duration close to that of the Aggregate Index.

Strategic Yield: The High Yield Index produced a return of 4.01% over the twelve-month reporting period ended July 31, 2006, while the Lehman Brothers U.S. Investment Grade Corporate Index returned 0.20%. The option-adjusted spread on the High Yield Index finished the current period at 332 basis points (3.32%), which was 22 basis points (0.22%) more than at the start of the period. The High Yield Index was helped by a low level of actual defaults and the relative stability in the overall credit quality of the high yield market.

During the twelve-month reporting period, the Class B shares of the Strategic Yield Portfolio produced a total return of 0.80%, lagging that of the High Yield Index. Its performance was hindered by having a lower exposure to high yield issues than the High Yield Index and Portfolio expenses. At the end of the period, the Portfolio had approximately 56% of its assets invested in securities rated high yield by Moody’s or S&P, 39% rated investment grade and 5% invested in cash equivalents.

The Class A shares of the Strategic Yield Portfolio, which were offered beginning December 1, 2005 had a return of 1.97% over the eight-month period ended July 31, 2006. Over this same period, the High Yield Index returned 5.05% while the Lehman Brothers U.S. Investment Grade Credit Index returned 0.89%.

The Portfolio has historically invested in a mix of high yield and investment grade issues attempting to find attractive issues in both markets. As always, we will attempt to seek out securities in both the investment grade and non-investment grade markets that we feel offer attractive potential returns for the amount of risk taken.

Managed: The benchmark S&P 500 gained 5.37% for the twelve months ended July 31, 2006, a relatively modest return compared to its gain of 14.04% the previous fiscal year. Evidencing an apparent shift in leadership to large-cap stocks, the S&P 500’s smallest constituents were flat while its larger holdings contributed most to positive performance for the period. We currently find the domestic equity market’s large- and mega-cap stocks to be the most attractively valued, and so have shifted the Portfolio’s equity exposure to this segment considerably in the past eighteen months. Recently, we have been selectively eliminating some of the Portfolio’s lower-quality equity holdings.

We added to the Portfolio’s fixed-income holdings during the past fiscal year when 10-year Treasury yields rose above 5%. High-quality fixed income instruments generally underperformed equities for the period, but the Portfolio’s fixed-income exposure contributes to its lower volatility compared to the S&P 500 and also positions it well within the Portfolio’s spectrum of risk.

The Portfolio’s cash position of 16% is little changed from a year ago. This allocation more reflects our ability to find attractive values in the equity or fixed-income markets than it does a conscious decision to hold cash.

Value Growth: We continue to enthusiastically add to the Portfolio’s core holdings in large- and mega-cap stocks as long as we find attractive values in this segment of the market. Our typical find is an established blue chip stock that, over the past five years, has boasted strong earnings growth but mediocre stock performance. The lagging stock price has to do with the lofty valuations such stocks reached in the late 1990s; the segment is finally attractive again after earnings have had a chance to catch up to stock prices. We additionally generally find large- and mega-caps to be more attractive than the small-caps that have performed so well over the past five years. We find that we are in good company, as other mutual fund managers have noted the attractive values they are also finding in large company stocks. However, these shares still have not garnered the widespread investor enthusiasm that would lead to higher prices; it appears that the market is only just beginning to appreciate our view of market valuation. The Portfolio is well positioned to benefit from a resurging appreciation for America’s blue chips.

Blue Chip: The Blue Chip Portfolio passively tracks the direction of the large capitalization equity market, and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments. Given its concentration in the domestic equity market’s largest names, it is apparent that this Portfolio, as well, would stand to benefit from a shift in market leadership from small-caps to large-caps.

We appreciate your investment in the Fund and we take seriously our task of seeking to grow and protect that investment. Thank you for your continued support of the Fund.

Craig A. Lang

President

September 8, 2006

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

The return information for the Class B shares does not reflect the deduction of the contingent deferred sales charge (“CDSC”) and the return information for the Class A shares does not reflect the deduction of the initial sales charge. If reflected, the SCSC and the initial sales charge would have reduced the performance of the Portfolios.

Past performance is not a guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the High Grade Bond Portfolio and Lehman Brothers U.S. Aggregate Index

The High Grade Bond Portfolio’s A shares were established December 1, 2005 and returned 1.46% through July 31, 2006 compared to 1.58% for the Lehman Brothers U.S. Aggregate Index (“Aggregate Index”). During the twelve-month period ended July 31, 2006, the High Grade Bond Portfolio underperformed the Aggregate Index, as reflected by the 0.75% non-standardized total return produced by the Portfolio versus the 1.46% total return produced by the Index.

The total returns for the major components of the Aggregate Index for this period were as follows: U.S. Fixed Rate Mortgage-backed (35% of the Index), 2.35%; U.S. Treasury (25% of the Index) 0.90%; and U.S. Investment Grade Corporate (19% of the Index), 0.20%. The Aggregate Index had an effective duration1 of 4.72 as of July 31, 2006. In comparison, the Portfolio had approximately 48% of its assets invested in corporate securities, 42% in mortgage-backed securities, and, 10% in cash equivalents as of July 31, 2006. The effective duration of the Portfolio was 4.56 as of July 31, 2006. Based on this measure, the Portfolio and the Index would be expected to respond relatively the same to any given movement in interest rates. The Portfolio had a higher exposure to outperforming fixed-rate mortgage-backed securities and cash equivalents than the Aggregate Index but this was not enough to overcome its higher exposure to underperforming corporate securities and Fund expenses. The total non-standardized return of the Portfolio’s B shares trailed the Aggregate Index by 71 basis points (0.71%).

During the reporting period, the major changes to the Portfolio were a small increase in its holdings of cash equivalents and small decreases in its holdings of fixed-rate mortgage-backed securities and corporate securities. Our current view is that the general level of interest rates is reasonable and it is prudent to maintain a Portfolio duration near that of the Aggregate Index.

[1]	Duration is a measure of interest rate risk for individual securities and portfolios. The lower the duration for a security or portfolio, the less sensitive it is to movements in interest rates.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the Strategic Yield Portfolio and Lehman Brothers U.S. Credit/High Yield Index

The Strategic Yield Portfolio’s A shares were established December 1, 2005 and returned 1.97% through July 31, 2006 compared to 1.85% for the Lehman Brothers U.S. Credit/High Yield Index (“High Yield Index”). During the twelve-month period ended July 31, 2006, the 0.80% non-standardized total return produced by the Strategic Yield Portfolio’s B shares was below the 1.23% total return produced by the High Yield Index.

The total returns for the two components of the High Yield Index over this period were as follows: U.S. Investment Grade Credit (77% of the Index), 0.38%, and U.S. High Yield (23% of the Index), 4.01%. In comparison, the Portfolio had approximately 56% of its assets invested in corporate securities rated as non-investment grade or high yield by Moody’s and/or Standard & Poor’s, 39% of its assets invested in corporate securities rated investment grade by both Moody’s and Standard & Poor’s, and 5% of its assets invested in cash equivalents.

The Portfolio had a return lower than the High Yield Index during the period because its exposure to outperforming high yield issues compared to the Index was not large enough to offset Portfolio expenses.

Given the outperformance of high yield bonds over this period, we feel that this sector has become less attractive and therefore we may lean toward adding more investment grade issues to the Portfolio going forward. As always, we will attempt to seek out securities in both the investment grade and non-investment grade markets that we feel offer attractive potential returns for the amount of risk taken.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the Managed Portfolio and S&P 500 Composite Index

The Managed Portfolio’s A shares were established December 1, 2005 and returned 3.86% through July 31, 2006, compared to 3.37% for the S&P 500 Stock Composite Index (“S&P 500”). For the twelve months ended July 31, 2006, the Portfolio’s B shares gained 3.73% non-standardized and the S&P 500 5.37%. This Portfolio is a tactical asset allocation portfolio, with an investment emphasis on securities producing income and potential for capital appreciation. For this reason, neither its performance nor its constitution will likely mirror any one particular equity index over long periods of time.

The Portfolio remained most heavily weighted towards equities at July 31, 2006. However, just in the past six months, we shifted some of the Portfolio’s assets into quality fixed income holdings concurrent with rising intermediate- and long-term interest rates. The Portfolio lagged the S&P 500 in the latest fiscal year due to its cash and fixed-income allocations, but these holdings served to offset the recent volatility in the equity markets.

Yields on quality fixed-income instruments have declined below attractive levels, but we remain watchful for opportunities to add to the Portfolio’s fixed-income weighting. Within the Portfolio’s equity weighting, we have been trimming lower quality names to reduce its holdings to a core of quality stocks, leaning towards attractive values in the domestic equity market’s large- and mega-cap segment.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the Value Growth Portfolio and S&P 500

The Value Growth Portfolio’s A shares were established December 1, 2005 and through July 31, 2006 returned 1.36%, compared to 3.37% for the Portfolio’s benchmark, the S&P 500. The Portfolio’s B shares returned 1.73% for the twelve months ended July 31, 2006, compared to 5.37% for the S&P 500 over that period.

The S&P 500’s return for the twelve months ended July 31, 2006 was driven by strong performance in its energy and financials constituents. Rising energy prices led to solid earnings growth at the major oil producers, while bank shares gained as the market anticipated an end to the Fed’s rate hikes. The benchmark’s diversified telecom stocks contributed to performance, as well. The gains in these groups were partially offset by a weak showing in the S&P 500 benchmark’s semiconductor and internet software constituents.

The Value Growth Portfolio trailed the S&P 500 primarily due to an underweight position in banks and capital market stocks. The Portfolio’s machinery stock holdings trailed the S&P 500’s machinery constituents. Its diversified telecommunication weighting additionally trailed that in the S&P 500, but we have difficulty seeing long-term value here and remain underweight in the industry relative to the benchmark.

We continue to see the best value in the domestic market’s large- and mega-cap stocks and have consequently added new positions from this segment over the past twelve months. Many such stocks offer attractive valuations and above-average dividend yields.

PERFORMANCE GRAPH WORKSHEET

Comparison of Change in Value of $10,000 Investment in the Blue Chip Portfolio and S&P 500

The Blue Chip Portfolio’s A shares were established on December 1, 2005 returned 3.03% through July 31, 2006, compared to 3.37% for the S&P 500. For the twelve months ended July 31, 2006, the Portfolio’s B shares gained 4.68%, relative to 5.37% for the S&P 500.

The Blue Chip Portfolio is designed to represent the large-capitalization sector of the domestic equity market. As such, it remains substantially invested in approximately 50 such common stock issues at all times.

For the twelve months ended July 31, 2006, the S&P 500’s smallest companies generally outperformed its largest companies. Specifically, the bottom half of the benchmark’s constituents by capitalization contributed more to performance than did the top half. Given its concentration in the domestic equity market’s largest constituents, the Portfolio’s return will generally track that of the S&P 500 when the large-caps drive the benchmark’s performance. As has been observed in recent periods, the Portfolio will generally lag the S&P 500 when the benchmark’s smallest constituents drive performance. Near-term, the Portfolio should perform in line with the S&P 500 to the extent that investors return to favoring large-cap stocks.

EQUITRUST SERIES FUND, INC.

July 31, 2006

Money Market Portfolio

Portfolio Holdings by Asset Type

High Grade Bond Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

Strategic Yield Portfolio

Portfolio Holdings by Credit Quality and Type of Security**

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.
**	Credit quality as reported by Standard & Poor’s.

EQUITRUST SERIES FUND, INC.

July 31, 2006

Managed Portfolio

Portfolio Holdings by Industry Sector

Value Growth Portfolio

Portfolio Holdings by Industry Sector

Blue Chip Portfolio

Portfolio Holdings by Industry Sector

*	This category may include short-term investments in commercial paper, money market mutual funds and U.S. government agencies, along with cash, receivables, prepaid expenses and other assets, less liabilities.

Expense Example:

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charges (loads) on purchase payments (Class A shares only, except for the Money Market Portfolio), or contingent deferred sales charges if your investment is held for six years or less (Class B shares only); and (2) ongoing costs, including management fees; distribution (12b-1) fees (Class A and Class B shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a given Portfolio and Share Class of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on February 1, 2006 and held until July 31, 2006.

Actual Expenses –

The first line for each Portfolio and Share Class in the following table provides information about actual account values and actual expenses for that Portfolio and Share Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” for the same Portfolio and Share Class to estimate the expenses you paid on your account during this period. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Hypothetical Example for Comparison Purposes –

The second line for each Portfolio and Share Class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of that Portfolio and Share Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Portfolio and Share Class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a given Portfolio and Share Class of the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund also charges Class A and Class B shareholders with certain retirement and savings accounts an annual fee of $20 per year for fiduciary expenses regardless of the number of Class A and Class B accounts held. These shareholders should divide the annual fee by the number of accounts owned and reduce their ending account value and increase their expenses by that portion of the annual fee (adjusted for a one-half year period) to estimate total ongoing expenses.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) (Class A shares only, except for the Money Market Portfolio) or contingent deferred sales charges (Class B shares only). Therefore, the second line for each Portfolio and Share Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were included, your costs would have been higher.

Portfolio and Share Class	Beginning Account Value 2/01/2006	Ending Account Value 7/31/2006	Expenses Paid During Period 2/1/2006 - 7/31/2006	Annualized Expense Ratio (1)
Value Growth — Class A				1.46%
Actual	$1,000	$990.81	$7.19
Hypothetical (2)	$1,000	$1,017.78	$7.28

Value Growth — Class B				2.10%
Actual	$1,000	$987.99	$10.27
Hypothetical (2)	$1,000	$1,014.66	$10.41

Portfolio and Share Class	Beginning Account Value 2/01/2006	Ending Account Value 7/31/2006	Expenses Paid During Period 2/1/2006 - 7/31/2006	Annualized Expense Ratio (1)
Value Growth — Class I				0.71%
Actual	$1,000	$995.08	$3.48
Hypothetical (2)	$1,000	$1,021.51	$3.53

High Grade Bond — Class A				1.46%
Actual	$1,000	$1,002.52	$7.21
Hypothetical (2)	$1,000	$1,017.80	$7.26

High Grade Bond — Class B				0.70%
Actual	$1,000	$1,000.36	$3.43
Hypothetical (2)	$1,000	$1,021.57	$3.47

High Grade Bond — Class I				0.72%
Actual	$1,000	$1,005.01	$3.56
Hypothetical (2)	$1,000	$1,021.45	$3.59

Strategic Yield — Class A				1.68%
Actual	$1,000	$1,009.99	$8.33
Hypothetical (2)	$1,000	$1,016.71	$8.36

Strategic Yield — Class B				2.06%
Actual	$1,000	$1,008.00	$10.19
Hypothetical (2)	$1,000	$1,014.85	$10.22

Strategic Yield — Class I				0.87%
Actual	$1,000	$1,013.89	$4.30
Hypothetical (2)	$1,000	$1,020.73	$4.32

Managed — Class A				1.62%
Actual	$1,000	$1,014.60	$8.05
Hypothetical (2)	$1,000	$1,017.00	$8.06

Managed — Class B				2.21%
Actual	$1,000	$1,011.90	$10.98
Hypothetical (2)	$1,000	$1,014.09	$10.99

Managed — Class I				0.86%
Actual	$1,000	$1,018.71	$4.30
Hypothetical (2)	$1,000	$1,020.74	$4.30

Money Market — Class A				1.91%
Actual	$1,000	$1,014.10	$9.50
Hypothetical (2)	$1,000	$1,015.57	$9.51

Money Market — Class B				3.18%
Actual	$1,000	$1,009.99	$15.76
Hypothetical (2)	$1,000	$1,009.32	$15.75

Money Market — Class I				0.77%
Actual	$1,000	$1,019.78	$3.82
Hypothetical (2)	$1,000	$1,021.22	$3.82

Blue Chip — Class A				1.40%
Actual	$1,000	$1,028.23	$7.01
Hypothetical (2)	$1,000	$1,018.09	$6.97

Blue Chip — Class B				1.87%
Actual	$1,000	$1,026.02	$9.34
Hypothetical (2)	$1,000	$1,015.78	$9.29

Blue Chip — Class I				0.49%
Actual	$1,000	$1,032.88	$2.43
Hypothetical (2)	$1,000	$1,022.60	$2.42

(1)	Expenses are equal to the Annualized Expense Ratio as shown in the table for each Portfolio and Class, multiplied by the average account value over the period, multiplied by 181 days and divided by 367 to reflect the one-half year period.
(2)	Hypothetical examples are based on 5% return before expenses.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2006

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
ASSETS

Investments in securities, at value (cost —$75,974,427; $14,223,572; $12,442,646; $41,458,904; $3,358,997; and $40,745,397, respectively)	$76,962,242	$14,169,709	$12,481,165	$45,013,051	$3,358,997	$58,034,984

Cash	—	—	—	—	37,120	—

Receivables:
Accrued dividends and interest	65,005	133,689	207,582	88,318	2,120	57,963

Fund shares sold	5,694	4,133	383	3,544	—	4,354

Prepaid expense and other assets	1,497	273	244	840	62	1,117

Total Assets	77,034,438	14,307,804	12,689,374	45,105,753	3,398,299	58,098,418

LIABILITIES

Payable to EquiTrust Investment Management Services, Inc.	29,222	3,999	4,582	15,702	959	29,811

Payable for fund shares redeemed	19,741	2,990	2,050	44,149	–	16,868

Dividends payable	—	3,966	9,941	5,339	9,055	–

Accrued expenses	18,319	11,010	10,025	13,865	9,087	11,221

Total Liabilities	67,282	21,965	26,598	79,055	19,101	57,900

NET ASSETS	$76,967,156	$14,285,839	$12,662,776	$45,026,698	$3,379,198	$58,040,518

ANALYSIS OF NET ASSETS

Capital stock (5,000,000,000 shares authorized, $0.001 par value)	$5,487	$1,401	$1,331	$2,875	$3,379	$1,399

Paid-in capital	81,291,695	14,350,382	13,546,650	38,014,963	3,375,819	40,920,141

Accumulated undistributed net investment income	515,314	—	—	135	—	312,323

Accumulated undistributed net realized gain (loss) from investment transactions	(5,833,155)	(12,081)	(923,724)	3,454,578	—	(482,932)

Net unrealized appreciation (depreciation) of investments	987,815	(53,863)	38,519	3,554,147	—	17,289,587

NET ASSETS	$76,967,156	$14,285,839	$12,662,776	$45,026,698	$3,379,198	$58,040,518

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

July 31, 2006

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
NET ASSET VALUE PER SHARE

Class A: Net Assets	$55,250,228	$6,830,749	$6,494,178	$28,538,512	$630,217	$30,902,849

Shares issued and outstanding	3,939,773	669,823	681,817	1,822,171	630,217	744,339

Net asset value and redemption price per share	$14.02	$10.20	$9.52	$15.66	$1.00	$41.52

Public offering price per share (net asset value per share divided by 94.25%, 96.25%, 96.25%, 94.25%, 100% and 94.25%, respectively)	$14.88	$10.60	$9.89	$16.62	$1.00	$44.05

Class B: Net Assets	$13,239,381	$3,259,516	$2,121,492	$8,686,288	$329,877	$15,783,194

Shares issued and outstanding	947,326	319,710	222,769	554,992	329,877	381,141

Net asset value per share	$13.98	$10.20	$9.52	$15.65	$1.00	$41.41

Class I: Net Assets	$8,477,547	$4,195,574	$4,047,106	$7,801,898	$2,419,104	$11,354,475

Shares issued and outstanding	598,438	411,170	425,111	496,493	2,419,104	271,768

Net asset value per share	$14.17	$10.20	$9.52	$15.71	$1.00	$41.78

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF OPERATIONS

Year Ended July 31, 2006

	Value Growth Portfolio	High Grade Bond Portfolio	Strategic Yield Portfolio	Managed Portfolio	Money Market Portfolio	Blue Chip Portfolio
INVESTMENT INCOME

Dividends	$1,306,423	$—	$—	$675,291	$—	$1,288,150

Interest	408,123	834,839	903,517	752,371	145,850	82,343

Less foreign tax withholding	(3,760)	—	—	(2,111)	—	—

Total Investment Income	1,710,786	834,839	903,517	1,425,551	145,850	1,370,493

EXPENSES

Paid to Affiliates:

Investment advisory and management fees	399,718	59,148	71,324	270,554	8,564	147,513

Transfer and dividend disbursing agent fees	198,275	31,786	37,547	130,496	6,569	196,313

Distribution fees	274,268	42,099	36,061	142,991	8,190	191,099

Administrative service fees	181,558	26,691	23,390	94,634	4,612	120,751

Accounting fees	29,989	7,393	6,484	22,546	1,713	29,503

Custodian fees	19,686	10,027	7,936	17,920	4,761	17,183

Professional fees	35,837	12,147	11,902	21,036	8,758	23,936

Directors’ fees and expenses	10,102	1,877	1,663	5,694	434	7,493

Reports to shareholders	33,740	6,603	5,601	19,486	975	25,827

Registration fees	9,291	5,955	5,927	7,240	5,628	7,735

Miscellaneous	6,102	1,143	995	3,379	262	4,559

Total Expenses	1,198,566	204,869	208,830	735,976	50,466	771,912

Expense reimbursement	—	—	(4,385)	(8,691)	(1,181)	—

Fees paid indirectly	(3,108)	(694)	(727)	(1,826)	(23)	(2,463)

Net Expenses	1,195,458	204,175	203,718	725,459	49,262	769,449

Net Investment Income	515,328	630,664	699,799	700,092	96,588	601,044

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from investment transactions	11,166,298	40,092	134,441	4,168,522	—	3,128,542

Change in unrealized appreciation (depreciation) of investments	(10,005,044)	(513,265)	(654,270)	(3,037,212)	—	(821,661)

Net Gain (Loss) on Investments	1,161,254	(473,173)	(519,829)	1,131,310	—	2,306,881

Net Increase in Net Assets Resulting from Operations	$1,676,582	$157,491	$179,970	$1,831,402	$96,588	$2,907,925

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Value Growth Portfolio		High Grade Bond Portfolio		Strategic Yield Portfolio
	Year Ended July 31, 2006	Year Ended July 31, 2005	Year Ended July 31, 2006	Year Ended July 31, 2005	Year Ended July 31, 2006	Year Ended July 31, 2005
OPERATIONS
Net investment income	$515,328	$330,111	$630,664	$660,560	$699,799	$710,044
Net realized gain (loss) from investment transactions	11,166,298	6,141,276	40,092	(2,314)	134,441	53,972
Change in unrealized appreciation (depreciation) of investments	(10,005,044)	6,605,366	(513,265)	21,227	(654,270)	231,676

Net Increase in Net Assets Resulting from Operations	1,676,582	13,076,753	157,491	679,473	179,970	995,692

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income:
Class A	(211,474)	—	(292,647)	—	(359,443)	—
Class B	(50,167)	(96,514)	(134,747)	(458,122)	(119,477)	(518,869)
Class I	(68,046)	(51,249)	(203,270)	(202,438)	(220,879)	(191,175)

Total Dividends and Distributions	(329,687)	(147,763)	(630,664)	(660,560)	(699,799)	(710,044)
CAPITAL SHARE TRANSACTIONS	(6,415,413)	(5,603,543)	(310,840)	(1,877,502)	(231)	(363,384)

Total Increase (Decrease) in Net Assets	(5,068,518)	7,325,447	(784,013)	(1,858,589)	(520,060)	(77,736)

NET ASSETS

Beginning of year	82,035,674	74,710,227	15,069,852	16,928,441	13,182,836	13,260,572

End of year (including accumulated undistributed net investment income as set forth below)	$76,967,156	$82,035,674	$14,285,839	$15,069,852	$12,662,776	$13,182,836

Accumulated Undistributed Net Investment Income	$515,314	$329,673	$—	$—	$—	$—

See accompanying notes.

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Managed Portfolio		Money Market Portfolio		Blue Chip Portfolio
	Year Ended July 31, 2006	Year Ended July 31, 2005	Year Ended July 31, 2006	Year Ended July 31, 2005	Year Ended July 31, 2006	Year Ended July 31, 2005
OPERATIONS
Net investment income	$700,092	$448,660	$96,588	$28,961	$601,044	$721,440
Net realized gain (loss) from investment transactions	4,168,522	2,762,311	—	—	3,128,542	617,152
Change in unrealized appreciation (depreciation) of investments	(3,037,212)	1,672,770	—	—	(821,661)	3,389,335

Net Increase in Net Assets Resulting from Operations	1,831,402	4,883,741	96,588	28,961	2,907,925	4,727,927

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income:
Class A	(428,988)	—	(16,303)	—	(266,638)	—
Class B	(103,077)	(332,855)	(21,613)	(22,177)	(128,965)	(454,322)
Class I	(168,149)	(115,676)	(58,672)	(6,784)	(190,201)	(197,808)

Total Dividends and Distributions	(700,214)	(448,531)	(96,588)	(28,961)	(585,804)	(652,130)
CAPITAL SHARE TRANSACTIONS	(1,105,089)	(1,313,205)	(74,036)	(33,223)	(4,176,430)	(2,601,251)

Total Increase (Decrease) in Net Assets	26,099	3,122,005	(74,036)	(33,223)	(1,854,309)	1,474,546

NET ASSETS

Beginning of year	45,000,599	41,878,594	3,453,234	3,486,457	59,894,827	58,420,281

End of year (including accumulated undistributed net investment income as set forth below)	$45,026,698	$45,000,599	$3,379,198	$3,453,234	$58,040,518	$59,894,827

Accumulated Undistributed Net Investment Income	$135	$257	$—	$—	$312,323	$297,083

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO

July 31, 2006

	Shares Held	Value

COMMON STOCKS (84.42%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.39%)
Jones Apparel Group, Inc.	10,100	$298,960

BUSINESS SERVICES (5.06%)
Affiliated Computer Services, Inc.-Class A (1)	15,350	781,775
CA, Inc.	22,562	472,900
Compuware Corp. (1)	29,950	209,350
Electronic Data Systems Corp.	8,755	209,245
First Data Corp.	5,130	209,560
Microsoft Corp.	47,253	1,135,490
Oracle Corp. (1)	17,300	258,981
Symantec Corp. (1)	35,583	618,077

		3,895,378
CHEMICALS AND ALLIED PRODUCTS (11.76%)
Abbott Laboratories	12,450	594,736
Amgen, Inc. (1)	4,725	329,521
Bristol-Myers Squibb Co.	18,040	432,419
Colgate-Palmolive Co.	4,575	271,389
Dow Chemical Co.	4,890	169,096
E.I. du Pont de Nemours & Co.	17,765	704,560
GlaxoSmithKline PLC	7,675	424,658
Johnson & Johnson	20,849	1,304,105
KV Pharmaceutical Co.- Class A (1)	15,150	287,092
Merck & Co., Inc.	14,469	582,667
Mylan Laboratories, Inc.	12,000	263,520
Olin Corp.	9,600	153,888
Pfizer, Inc.	59,434	1,544,690
Schering-Plough Corp.	19,940	407,574
Sensient Technologies Corp.	2,971	59,242
SurModics, Inc. (1)	4,921	175,926
Taro Pharmaceutical Industries, Ltd. (1)	9,750	101,497
Teva Pharmaceutical Industries, Ltd.	23,334	771,889
Wyeth	9,830	476,460

		9,054,929

	Shares Held	Value

COMMUNICATIONS (2.64%)
Alltel Corp.	6,400	$353,088
Comcast Corp.-Class A (1)	16,825	578,443
Ectel, Ltd. (1)	395	1,695
Sprint Nextel Corp.	30,673	607,325
Verizon Communications, Inc.	12,000	405,840
Windstream Corp.	6,617	82,913

		2,029,304
DEPOSITORY INSTITUTIONS (7.79%)
AmSouth Bancorp.	16,260	466,012
Bank of America Corp.	17,412	897,240
Bank of New York Co., Inc.	22,899	769,635
BOK Financial Corp.	4,900	252,007
Citigroup, Inc.	30,349	1,466,160
National City Corp.	10,030	361,080
New York Community Bancorp., Inc.	29,770	486,144
U. S. Bancorp.	20,652	660,864
Wachovia Corp.	11,922	639,377

		5,998,519
EATING AND DRINKING PLACES (0.46%)
Wendy’s International, Inc.	5,850	351,936

ELECTRIC, GAS AND SANITARY SERVICES (2.92%)
Atmos Energy Corp.	15,103	434,513
CMS Energy Corp. (1)	31,400	439,914
Pepco Holdings, Inc.	19,900	487,550
Pinnacle West Capital Corp.	9,900	425,799
Xcel Energy, Inc.	23,065	462,223

		2,249,999
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.80%)
Adaptec, Inc. (1)	57,700	253,880
ADC Telecommunications, Inc. (1)	25,651	313,712
Cisco Systems, Inc. (1)	42,500	758,625
ECI Telecom, Ltd. (1)	20,000	134,000

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (continued)
Emerson Electric Co.	2,900	$228,868
General Electric Co.	62,985	2,058,980
Helen of Troy, Ltd. (1)	12,088	216,738
Intel Corp.	25,100	451,800
JDS Uniphase Corp. (1)	21,600	46,008

		4,462,611
FOOD AND KINDRED PRODUCTS (3.16%)
Anheuser-Busch Cos., Inc.	8,955	431,183
Coca-Cola Co. (The)	14,510	645,695
Coca-Cola Enterprises, Inc.	23,540	505,168
ConAgra Foods, Inc.	19,972	429,398
General Mills, Inc.	4,000	207,600
Sara Lee Corp.	12,735	215,221

		2,434,265
FOOD STORES (0.87%)
Kroger Co.	29,178	669,052

FORESTRY (0.25%)
Weyerhaeuser Co.	3,240	190,058

GENERAL MERCHANDISE STORES (2.86%)
Federated Department Stores, Inc. .	8,030	281,933
Fred’s, Inc. .	49,115	588,889
Target Corp. .	16,110	739,771
Wal-Mart Stores, Inc. .	13,235	588,957

		2,199,550
HEALTH SERVICES (1.09%)
Health Management Associates, Inc.	17,300	352,228
Lifepoint Hospitals, Inc. (1)	14,432	486,214

		838,442
HOLDING AND OTHER INVESTMENT OFFICES (0.64%)
Highwoods Properties, Inc.	13,310	495,664

	Shares Held	Value

INDUSTRIAL MACHINERY AND EQUIPMENT (4.64%)
3M Co.	10,635	$748,704
Deere & Co.	5,480	397,684
EMC Corp. (1)	67,200	682,080
Hewlett-Packard Co.	10,700	341,437
Ingersoll-Rand Co., Ltd.- Class A	28,200	1,009,560
Solectron Corp. (1)	26,600	80,332
Stanley Works (The)	6,900	313,053

		3,572,850
INSTRUMENTS AND RELATED PRODUCTS (5.77%)
Agilent Technologies, Inc. (1)	12,000	341,280
Becton Dickinson & Co.	18,746	1,235,736
Biomet, Inc.	5,630	185,452
Boston Scientific Corp. (1)	6,610	112,436
Fisher Scientific International, Inc. (1)	9,072	672,326
Medtronic, Inc.	16,660	841,663
Perkinelmer, Inc.	13,800	248,814
Stryker Corp.	9,270	421,878
Zimmer Holdings, Inc. (1)	5,980	378,175

		4,437,760
INSURANCE CARRIERS (3.86%)
Allstate Corp.	11,580	657,976
American International Group, Inc.	13,040	791,137
MBIA, Inc.	6,644	390,734
MetLife, Inc.	10,170	528,840
Safeco Corp.	4,120	221,326
Wellpoint, Inc. (1)	5,108	380,546

		2,970,559
METAL MINING (2.20%)
Barrick Gold Corp.	31,792	979,194
Newmont Mining Corp.	14,000	717,220

		1,696,414
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.50%)
Hasbro, Inc.	20,600	385,220

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
MOTION PICTURES (1.29%)
News Corp.-Class A	22,810	$438,864
Time Warner, Inc.	33,590	554,235

		993,099
NONDEPOSITORY INSTITUTIONS (0.72%)
Federal Home Loan Mortgage Corp.	9,600	555,456

OIL AND GAS EXTRACTION (3.65%)
Apache Corp.	7,100	500,337
BJ Services Co.	12,700	460,629
Noble Corp.	5,900	423,325
Occidental Petroleum Co.	6,565	707,379
Rowan Cos., Inc.	21,100	714,657

		2,806,327
PAPER AND ALLIED PRODUCTS (1.59%)
Abitibi Consolidated, Inc.	143,400	364,236
Kimberly-Clark Corp.	14,025	856,226

		1,220,462
PETROLEUM AND COAL PRODUCTS (6.47%)
BP PLC	7,500	543,900
Chevron Corp.	20,000	1,315,600
ConocoPhillips	45,428	3,118,178

		4,977,678
PRIMARY METAL INDUSTRIES (1.00%)
Northwest Pipe Co. (1)	28,485	768,525

PRINTING AND PUBLISHING (1.08%)
Belo Corp.-Series A	18,030	290,644
R.R. Donnelley & Sons Co.	10,960	319,922
Tribune Co.	7,350	218,369

		828,935
RAILROAD TRANSPORTATION (0.35%)
Union Pacific Corp.	3,130	266,050

TOBACCO PRODUCTS (0.66%)
Altria Group, Inc.	6,395	511,408

	Shares Held	Value

TRANSPORTATION EQUIPMENT (2.77%)
Federal Signal Corp.	17,200	$256,796
Honeywell International, Inc.	29,800	1,153,260
ITT Corp.	14,340	724,887

		2,134,943
WHOLESALE TRADE — NONDURABLE GOODS (1.48%)
Dean Foods Co. (1)	10,307	386,822
Safeway, Inc.	13,810	387,785
SYSCO Corp.	13,235	365,286

		1,139,893
MISCELLANEOUS EQUITIES (0.70%)
H & Q Life Sciences Investors	37,607	541,541

Total Common Stocks (Cost $63,987,972)		64,975,787

SHORT-TERM INVESTMENTS (15.57%)
MONEY MARKET MUTUAL FUND (0.15%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $112,605)	112,605	112,605

	Principal Amount
COMMERCIAL PAPER (4.09%)
DEPOSITORY INSTITUTIONS (1.30%)
Citigroup CP, 5.27%, due 08/14/06	$1,000,000	1,000,000

INSURANCE CARRIERS (0.45%)
Prudential Funding LLC, 5.30%, due 09/05/06.	350,000	350,000

NONDEPOSITORY INSTITUTIONS (2.34%)
American General Finance Co., 5.28%, due 08/10/06	800,000	800,000
HSBC Finance Corp., 5.32%, due 08/21/06	1,000,000	1,000,000

		1,800,000

Total Commercial Paper (Cost $3,150,000)		3,150,000

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE GROWTH PORTFOLIO (continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
UNITED STATES GOVERNMENT AGENCIES (11.33%)
Federal Home Loan Bank, due 08/02/06	$1,200,000	$1,199,827
Federal Home Loan Bank, due 08/07/06	1,000,000	999,143
Federal Home Loan Bank, due 08/09/06	1,000,000	998,862
Federal Home Loan Bank, due 09/08/06	1,000,000	994,510
Federal National Mortgage Assoc., due 08/16/06	850,000	848,169
Federal National Mortgage Assoc., due 08/24/06	800,000	797,350
Federal National Mortgage Assoc., due 08/28/06	900,000	896,531
Federal National Mortgage Assoc., due 08/31/06	1,000,000	995,685
Federal National Mortgage Assoc., due 09/13/06	1,000,000	993,773

Total United States Government Agencies (Cost $8,723,850)		8,723,850

Total Short-Term Investments (Cost $11,986,455)		11,986,455

Total Investments (99.99%) (Cost $75,974,427)		76,962,242

OTHER ASSETS LESS LIABILITIES (0.01%)
Cash, receivables, prepaid expense and other assets, less liabilities		4,914

Total Net Assets (100.00%)		$76,967,156

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

July 31, 2006

	Shares Held	Value

PREFERRED STOCKS (3.17%)
HOLDING AND OTHER INVESTMENT OFFICES
New Plan Excel Realty Trust- Series D, 7.80% (Cost $450,000)	9,000	$453,094

	Principal Amount
CORPORATE BONDS (44.60%)
DEPOSITORY INSTITUTIONS (3.74%)
Huntington National Bank, 5.50%, due 02/15/16	$300,000	289,368
Washington Mutual Bank, 5.65%, due 08/15/14	250,000	244,440

		533,808
ELECTRIC, GAS AND SANITARY SERVICES (12.21%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19 (1)	600,000	655,020
Oglethorpe Power Corp., 6.974%, due 06/30/11	548,000	559,897
PacifiCorp, 6.90%, due 11/15/11	500,000	529,585

		1,744,502
FOOD STORES (1.10%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	150,000	157,500

FOOD AND KINDRED PRODUCTS (1.35%)
Diageo Capital PLC, 4.375%, due 05/03/10	200,000	192,130

HOLDING AND OTHER INVESTMENT OFFICES (4.87%)
Security Capital Pacific, 7.20%, due 03/01/13	225,000	238,057
Washington REIT, 6.898%, due 02/25/18	450,000	458,213

		696,270

	Principal Amount	Value

INSURANCE CARRIERS (2.51%)
SunAmerica, 8.125%, due 04/28/23	$300,000	$358,668

OIL AND GAS EXTRACTION (1.82%)
Burlington Resources, Inc., 9.125%, due 10/01/21	200,000	259,588

SECURITY AND COMMODITY BROKERS (6.41%)
Goldman Sachs Group, Inc., 5.125%, due 01/15/15	300,000	285,393
Morgan Stanley-Series MTNC, 5.125%, due 02/11/19	700,000	630,553

		915,946
TOBACCO PRODUCTS (5.46%)
UST, Inc., 7.25%, due 06/01/09	750,000	779,640

TRANSPORTATION — BY AIR (3.94%)
Continental Airlines, Inc., 6.545%, due 08/02/20	562,019	563,396

TRANSPORTATION EQUIPMENT (1.19%)
Ford Motor Co., 9.215%, due 09/15/21	200,000	170,500

Total Corporate Bonds (Cost $6,282,383)		6,371,948

MORTGAGE-BACKED SECURITIES (38.09%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (3.92%)
Pool # 3023, 5.50%, due 08/01/35	180,528	177,448
Pool # 3051, 5.50%, due 10/01/25	400,000	381,976

		559,424

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (34.17%)
Pool # 1512, 7.50%, due 12/01/23	$48,851	$50,570
Pool # 2588, 5.50%, due 05/01/28	80,947	79,203
Pool # 2631, 7.00%, due 08/01/28	20,049	20,599
Pool # 2658, 6.50%, due 10/01/28	55,141	56,229
Pool # 2698, 5.50%, due 01/01/29	85,136	83,277
Pool # 2701, 6.50%, due 01/01/29	59,781	60,951
Pool # 2796, 7.00%, due 08/01/29	24,411	25,086
Pool # 3039, 6.50%, due 02/01/31	7,284	7,417
Pool # 3188, 6.50%, due 02/01/32	77,816	79,193
Pool # 3239, 6.50%, due 05/01/32	53,367	54,312
Pool # 3261, 6.50%, due 07/01/32	53,175	54,115
Pool # 3320, 5.50%, due 12/01/32	500,746	489,413
Pool # 3333, 5.50%, due 01/01/33	341,599	333,789
Pool # 3375, 5.50%, due 04/01/33	103,956	101,579
Pool # 3390, 5.50%, due 05/01/33	486,237	475,120
Pool # 3403, 5.50%, due 06/01/33	551,075	538,476
Pool # 3458, 5.00%, due 10/01/33	651,801	620,556
Pool # 3499, 5.00%, due 01/01/34	337,799	321,676
Pool # 3556, 5.50%, due 05/01/34	264,910	258,766
Pool # 3623, 5.00%, due 10/01/34	821,957	782,725

	Principal Amount	Value

Pool # 22630, 6.50%, due 08/01/28	$27,758	$28,306
Pool # 144332, 9.00%, due 07/01/16	2,778	2,978
Pool # 643816, 6.00%, due 07/01/25	355,312	356,845

		4,881,181

Total Mortgage-Backed Securities (Cost $5,580,954)		5,440,605

UNITED STATES GOVERNMENT AGENCIES (3.35%)
Government National Mortgage Assoc., 5.50%, due 07/01/32 (Cost $484,622)	500,000	478,449

SHORT-TERM INVESTMENTS (9.98%)
COMMERCIAL PAPER (2.10%) NONDEPOSITORY INSTITUTIONS (0.70%)
Prudential Funding LLC, 5.25%, due 08/10/06	100,000	100,000

PETROLEUM AND COAL PRODUCTS (1.40%)
Chevron Corp., 5.27%, due 08/22/06	200,000	200,000

Total Commercial Paper (Cost $300,000)		300,000

UNITED STATES GOVERNMENT AGENCIES (6.99%)
Federal Home Loan Bank, due 08/04/06	200,000	199,914
Federal Home Loan Bank, due 08/18/06	200,000	199,515
Federal National Mortgage Assoc., due 08/07/06	200,000	199,829
Federal National Mortgage Assoc., due 08/14/06	200,000	199,629

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO (continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
UNITED STATES GOVERNMENT AGENCIES (continued)
Federal National Mortgage Assoc., due 08/25/06	$200,000	$199,315

Total United States Government Agencies (Cost $998,202)		998,202

	Shares Held
MONEY MARKET MUTUAL FUND (0.89%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $127,411)	127,411	127,411

Total Short-Term Investments (Cost $1,425,613)		1,425,613

Total Investments (99.19%) (Cost $14,223,572)		14,169,709

OTHER ASSETS LESS LIABILITIES (0.81%)
Cash, receivables, prepaid expense and other assets, less liabilities		116,130

Total Net Assets (100.00%)		$14,285,839

(1)	Each unit was purchased at 104.481 on 04/20/01. As of 07/31/06, the carrying value of each unit was 109.170, representing $655,020 or 4.59% of net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

July 31, 2006

	Shares Held	Value

PREFERRED STOCKS (4.42%)
DEPOSITORY INSTITUTIONS (1.64%)
Sovereign Capital Trust V, 7.75%	8,000	$207,200

HOLDING AND OTHER INVESTMENT OFFICES (2.78%)
New Plan Excel Realty Trust- Series D, 7.80%	7,000	352,407

Total Preferred Stocks (Cost $550,000)		559,607

	Principal Amount
CORPORATE BONDS (84.70%)
APPAREL AND ACCESSORY STORES (4.44%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000	562,500

CHEMICALS AND ALLIED PRODUCTS (8.68%)
Chemtura Corp., 6.875% due 06/01/16	300,000	292,500
Lyondell Chemical Co., 9.625%, due 05/01/07	600,000	613,500
Nova Chemicals, Ltd., 7.875%, due 09/15/25	200,000	193,500

		1,099,500
ELECTRIC, GAS AND SANITARY SERVICES (11.62%)
ESI Tractebel, 7.99%, due 12/30/11	375,000	390,224
Indianapolis Power & Light Co., 7.05%, due 02/01/24	250,000	257,625
Semco Energy, Inc., 7.125%, due 05/15/08	600,000	603,000
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	217,999	220,896

		1,471,745

	Principal Amount	Value

HOLDING AND OTHER INVESTMENT OFFICES (24.32%)
Bradley Operating LP, 7.20%, due 01/15/08	$500,000	$508,970
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000	621,005
First Industrial LP, 7.60%, due 07/15/28	300,000	312,747
HRPT Properties, 6.25%, due 08/15/16	425,000	425,518
Hospitality Properties Trust, 6.75, due 02/15/13	225,000	231,743
iStar Financial, Inc., 7.00%, due 03/15/08	200,000	204,932
iStar Financial, Inc.-Series B, 5.70%, due 03/01/14	421,000	410,791
Price Development Co., 7.29%, due 03/11/08	125,000	125,660
Spieker Properties LP, 7.35%, due 12/01/17	220,000	238,377

		3,079,743
INSURANCE CARRIERS (6.57%)
Markel Capital Trust, 8.71%, due 01/01/46	500,000	527,425
PXRE Capital Trust, 8.85%, due 02/01/27	350,000	304,500

		831,925
MOTION PICTURES (1.78%)
Time Warner, Inc., 8.375%, due 03/15/23	200,000	224,972

PAPER AND ALLIED PRODUCTS (12.35%)
Bowater, Inc., 9.375%, due 12/15/21	400,000	388,000
Cascades, Inc., 7.25%, due 02/15/13	500,000	471,250
Potlatch Corp., 13.00%, due 12/01/09	600,000	704,250

		1,563,500

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO (continued)

	Principal Amount	Value

CORPORATE BONDS (continued)
TRANSPORTATION — BY AIR (2.73%)
Continental Airlines, Inc., 7.461%, due 10/01/16	$354,502	$345,497

TRANSPORTATION SERVICES (2.34%)
Preston Corp., 7.00%, due 05/01/11	306,000	296,750

WATER TRANSPORTATION (7.38%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000	426,500
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	500,000	507,710

		934,210

WHOLESALE TRADE-NONDURABLE GOODS (2.49%)
Safeway, Inc., 7.45%, due 09/15/27	300,000	314,700

Total Corporate Bonds (Cost $10,686,031)		10,725,042

MORTGAGE-BACKED SECURITIES (4.36%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
Pool # 3023, 5.50%, due 08/01/35	270,791	266,171
Pool # 3051, 5.50%, due 10/01/25	300,000	286,482

Total Mortgage-Backed Securities (Cost $562,752)		552,653

SHORT-TERM INVESTMENTS (5.09%)
COMMERCIAL PAPER (1.19%) NONDEPOSITORY INSTITUTIONS
American General Finance Corp., 5.27%, due 08/14/06 (Cost $150,000)	150,000	150,000

	Principal Amount	Value

UNITED STATES GOVERNMENT AGENCIES (2.76%)
Federal Farm Credit Bank, due 08/08/06	$200,000	$199,800
Federal Home Loan Bank, due 08/02/06	150,000	149,979

Total United States Government Agencies (Cost $349,779)		349,779
	Shares Held
MONEY MARKET MUTUAL FUND (1.14%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $144,084)	144,084	144,084

Total Short-Term Investments (Cost $643,863)		643,863

Total Investments (98.57%) (Cost $12,442,646) .		12,481,165

OTHER ASSETS LESS LIABILITIES (1.43%)
Cash, receivables, prepaid expense and other assets, less liabilities		181,611

Total Net Assets (100.00%)		$12,662,776

(1)	Each unit was purchased at 80.500 on 08/26/99. As of 7/31/06, the carrying value of each unit was 101.542, representing $507,710 or 4.01% of net assets.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

July 31, 2006

	Shares Held	Value

COMMON STOCKS (58.42%)
APPAREL AND OTHER TEXTILE PRODUCTS (0.37%)
Jones Apparel Group, Inc.	5,600	$165,760

BUSINESS SERVICES (0.76%)
Affiliated Computer Services, Inc. (1)	2,125	108,226
Electronic Data Systems Corp.	5,000	119,500
Microsoft Corp.	4,700	112,941

		340,667
CHEMICALS AND ALLIED PRODUCTS (9.96%)
Abbott Laboratories	10,400	496,808
Bristol-Myers Squibb Co.	10,070	241,378
Colgate-Palmolive Co.	2,535	150,376
Dow Chemical Co.	2,825	97,689
E.I. du Pont de Nemours & Co.	9,905	392,832
GlaxoSmithKline PLC	4,100	226,853
Johnson & Johnson	11,803	738,278
KV Pharmaceutical Co.- Class A (1)	7,050	133,598
Merck & Co., Inc.	10,046	404,552
Mylan Laboratories, Inc.	6,390	140,324
Olin Corp.	11,300	181,139
Pfizer, Inc.	32,552	846,026
Schering-Plough Corp.	9,700	198,268
Sensient Technologies Corp.	1,664	33,180
Taro Pharmaceutical Industries, Ltd. (1)	4,155	43,254
Teva Pharmaceutical Industries, Ltd.	4,892	161,827

		4,486,382
COMMUNICATIONS (1.36%)
Comcast Corp.-Class A (1)	4,802	165,093
Sprint Nextel Corp.	11,280	223,344
Verizon Communications, Inc.	6,600	223,212

		611,649
DEPOSITORY INSTITUTIONS (5.70%)
AmSouth Bancorp.	8,610	246,763
Bank of America Corp.	7,152	368,543

	Shares Held	Value

Bank of New York Co., Inc.	6,783	$227,977
BOK Financial Corp.	2,700	138,861
Citigroup, Inc.	9,013	435,418
National City Corp.	4,115	148,140
New York Community Bancorp., Inc.	19,030	310,760
U. S. Bancorp.	11,182	357,824
Wachovia Corp.	6,234	334,329

		2,568,615
ELECTRIC, GAS AND SANITARY SERVICES (5.33%)
Atmos Energy Corp.	21,283	612,312
Pepco Holdings, Inc.	22,400	548,800
Pinnacle West Capital Corp.	11,400	490,314
Tortoise Energy Capital Corp	21,299	490,729
Xcel Energy, Inc.	12,765	255,811

		2,397,966
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (3.60%)
Cisco Systems, Inc. (1)	11,600	207,060
General Electric Co.	36,585	1,195,964
Helen of Troy, Ltd. (1)	6,813	122,157
Intel Corp.	5,300	95,400

		1,620,581
FOOD AND KINDRED PRODUCTS (1.63%)
Anheuser-Busch Cos., Inc.	5,260	253,269
Coca-Cola Co. (The)	5,440	242,080
ConAgra Foods, Inc.	11,142	239,553

		734,902
FOOD STORES (0.61%)
Kroger Co.	12,004	275,252

FORESTRY (0.24%)
Weyerhaeuser Co.	1,875	109,987

GENERAL MERCHANDISE STORES (1.50%)
Federated Department
Stores, Inc.	4,492	157,714
Fred’s, Inc.	15,550	186,444
Wal-Mart Stores, Inc.	7,415	329,968

		674,126

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
HEALTH SERVICES (0.85%)
Health Management Associates, Inc.	9,600	$195,456
Lifepoint Hospitals, Inc. (1)	5,555	187,148

		382,604

HOLDING AND OTHER INVESTMENT OFFICES (0.60%)
Highwoods Properties, Inc.	7,290	271,480

INDUSTRIAL MACHINERY AND EQUIPMENT (2.72%)
3M Co.	5,980	420,992
Hewlett-Packard Co.	5,200	165,932
Ingersoll-Rand Co., Ltd.- Class A	12,556	449,505
Stanley Works (The)	4,150	188,285

		1,224,714
INSTRUMENTS AND RELATED PRODUCTS (2.66%)
Becton Dickinson & Co.	6,937	457,287
Biomet, Inc.	3,140	103,432
Fisher Scientific International, Inc. (1)	2,576	190,907
Stryker Corp.	5,195	236,424
Zimmer Holdings, Inc. (1)	3,340	211,222

		1,199,272
INSURANCE CARRIERS (2.72%)
Allstate Corp.	6,235	354,273
American International Group, Inc.	3,710	225,086
MetLife, Inc.	5,600	291,200
Safeco Corp.	2,400	128,928
WellPoint, Inc. (1)	2,997	223,276

		1,222,763
METAL MINING (2.95%)
Barrick Gold Corp.	29,624	912,419
Newmont Mining Corp.	8,100	414,963

		1,327,382
OIL AND GAS EXTRACTION (2.61%)
Apache Corp.	3,900	274,833
Occidental Petroleum Co.	5,515	594,241
Rowan Cos., Inc.	9,000	304,830

		1,173,904

	Shares Held	Value

PAPER AND ALLIED PRODUCTS (1.63%)
Abitibi Consolidated, Inc.	99,700	$253,238
Kimberly-Clark Corp.	7,875	480,769

		734,007
PETROLEUM AND COAL PRODUCTS (3.71%)
BP PLC	4,400	319,088
ConocoPhillips	19,725	1,353,924

		1,673,012
PIPELINES, EXCEPT NATURAL GAS (1.07%)
Kinder Morgan Management LLC (1)	11,150	482,460

PRINTING AND PUBLISHING (1.01%)
Belo Corp.-Series A	9,765	157,412
R.R. Donnelley & Sons Co.	6,065	177,037
Tribune Co.	4,100	121,811

		456,260
RAILROAD TRANSPORTATION (0.33%)
Union Pacific Corp.	1,725	146,625

TOBACCO PRODUCTS (0.51%)
Altria Group, Inc.	2,850	227,914

TRANSPORTATION EQUIPMENT (2.55%)
Federal Signal Corp.	16,200	241,866
Honeywell International, Inc.	13,900	537,930
ITT Corp.	7,280	368,004

		1,147,800
WHOLESALE TRADE — NONDURABLE GOODS (1.44%)
Dean Foods Co. (1)	5,734	215,197
Safeway, Inc.	8,070	226,606
SYSCO Corp.	7,485	206,586

		648,389

Total Common Stocks (Cost $22,471,500)		26,304,473

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES (4.02%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	54,924	$56,443
Pool # 3040, 7.00%, due 02/01/31	31,658	32,527
Pool # 3188, 6.50%, due 02/01/32	77,816	79,193
Pool # 3239, 6.50%, due 05/01/32	136,429	138,843
Pool # 3333, 5.50%, due 01/01/33	298,899	292,066
Pool # 3403, 5.50%, due 06/01/33	164,082	160,330
Pool # 3442, 5.00%, due 09/01/33	652,842	621,547
Pool # 3459, 5.50%, due 10/01/33	440,067	430,006

Total Mortgage-Backed Securities (Cost $1,846,980)		1,810,955

UNITED STATES GOVERNMENT AGENCIES (21.43%)
Federal National Mortgage Assoc., 6.00%, due 11/09/15	525,000	517,794
Government National Mortgage Assoc., 5.00%, due 09/01/23	300,000	291,964
Government National Mortgage Assoc., 5.00%, due 09/01/29	400,000	387,347
Government National Mortgage Assoc., 5.00%, due 05/01/30	440,000	423,051
Government National Mortgage Assoc., 5.00%, due 04/01/31	500,000	480,292
Government National Mortgage Assoc., 5.00%, due 06/01/31	700,000	675,078

	Principal Amount	Value

Government National Mortgage Assoc., 5.50%, due 07/01/32	1,250,000	$1,196,124
Government National Mortgage Assoc., 5.50%, due 11/01/32	1,000,000	973,758
Government National Mortgage Assoc., 5.50%, due 02/01/33	1,500,000	1,419,372
Government National Mortgage Assoc., 5.00%, due 05/01/33	522,000	485,195
Government National Mortgage Assoc., 5.00%, due 06/01/33	1,128,800	1,076,526
Government National Mortgage Assoc., 3.47%, due 04/01/34	310,964	297,339
Government National Mortgage Assoc., 4.00%, due 10/01/34	498,021	477,096
Government National Mortgage Assoc., 5.50%, due 12/01/34	1,000,000	945,915

Total United States Government Agencies (Cost $9,889,652)		9,646,851

SHORT-TERM INVESTMENTS (16.10%)
COMMERCIAL PAPER (4.55%)
FOOD AND KINDRED PRODUCTS (0.55%)
Coca-Cola Co. (The) due 08/04/06	$250,000	249,891

NONDEPOSITORY INSTITUTIONS (1.78%)
HSBC Finance Corp., 5.27%, due 08/15/06	800,000	800,000

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO (continued)

	Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
PETROLEUM AND COAL PRODUCTS (2.22%)
Chevron Corp., 5.22%, due 08/11/06	$1,000,000	$1,000,000

Total Commercial Paper (Cost $2,049,891)		2,049,891

UNITED STATES GOVERNMENT AGENCIES (11.31%)
Federal Home Loan Bank, due 08/04/06	750,000	749,679
Federal Home Loan Bank, due 08/09/06	1,400,000	1,398,401
Federal Home Loan Bank, due 08/18/06	950,000	947,692
Federal Home Loan Mortgage Corp., due 08/01/06	1,000,000	1,000,000
Federal National Mortgage Assoc., due 08/09/06	1,000,000	998,861

Total United States Government Agencies (Cost $5,094,633)		5,094,633

	Shares Held
MONEY MARKET MUTUAL FUND (0.24%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $106,248)	106,248	$106,248

Total Short-Term Investments (Cost $7,250,772)		7,250,772

Total Investments (99.97%) (Cost $41,458,904)		45,013,051

Value

OTHER ASSETS LESS LIABILITIES (0.03%)
Cash, receivables, prepaid expense and other assets, less liabilities	$13,647

Total Net Assets (100.00%)	$45,026,698

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

July 31, 2006

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (99.40%)
COMMERCIAL PAPER (17.76%)
INSURANCE CARRIERS (2.96%)
Prudential Funding LLC, 5.24%, due 08/11/06	5.235%	$100,000	$100,000

NONDEPOSITORY INSTITUTIONS (11.84%)
American Express Credit Corp., 5.38%, due 10/23/06	5.382	100,000	100,000
American General Finance Corp., 5.26%, due 08/04/06	5.264	100,000	100,000
General Electric Capital Corp., 5.09%, due 08/02/06	5.094	100,000	100,000
HSBC Finance Corp., 5.42%, due 10/16/06	5.423	100,000	100,000

			400,000
PETROLEUM AND COAL PRODUCTS (2.96%)
Chevron Corp., 5.33%, due 10/18/06	5.334	100,000	100,000

Total Commercial Paper (Cost $600,000)			600,000

UNITED STATES GOVERNMENT AGENCIES (81.64%)
Federal Farm Credit Bank, due 08/24/06	5.248	100,000	99,670
Federal Farm Credit Bank, due 08/31/06	5.110	73,000	72,695
Federal Home Loan Bank, due 08/09/06	5.123	100,000	99,888
Federal Home Loan Bank, due 08/10/06	5.223	100,000	99,871
Federal Home Loan Bank, due 08/18/06	5.039	100,000	99,766
Federal Home Loan Bank, due 08/25/06	5.090	100,000	99,666
Federal Home Loan Bank, due 09/01/06	5.260	100,000	99,555
Federal Home Loan Bank, due 09/15/06	5.307	100,000	99,350
Federal Home Loan Bank, due 09/22/06	5.370	100,000	99,241
Federal Home Loan Bank, due 09/27/06	5.349	100,000	99,172
Federal Home Loan Bank, due 10/20/06	5.339	100,000	98,843
Federal Home Loan Mortgage Corp., due 08/01/06	5.232	100,000	100,000
Federal Home Loan Mortgage Corp., due 08/08/06	5.243	100,000	99,900
Federal Home Loan Mortgage Corp., due 08/15/06	5.221	100,000	99,800
Federal Home Loan Mortgage Corp., due 08/22/06	5.082	100,000	99,709
Federal Home Loan Mortgage Corp., due 08/29/06	5.099	100,000	99,610
Federal Home Loan Mortgage Corp., due 09/12/06	5.286	100,000	99,395
Federal Home Loan Mortgage Corp., due 09/26/06	5.374	100,000	99,182
Federal Home Loan Mortgage Corp., due 10/24/06	5.359	100,000	98,782
Federal National Mortgage Assoc., due 08/07/06	5.204	100,000	99,915
Federal National Mortgage Assoc., due 08/14/06	5.266	100,000	99,813
Federal National Mortgage Assoc., due 08/16/06	5.037	100,000	99,793

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO (continued)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
UNITED STATES GOVERNMENT AGENCIES (continued)
Federal National Mortgage Assoc., due 08/21/06	5.050%	$100,000	$99,724
Federal National Mortgage Assoc., due 08/30/06	5.144	100,000	99,593
Federal National Mortgage Assoc., due 09/20/06	5.377	100,000	99,269
Federal National Mortgage Assoc., due 10/04/06	5.394	100,000	99,063
Federal National Mortgage Assoc., due 10/11/06	5.379	100,000	98,965
Federal National Mortgage Assoc., due 10/25/06	5.359	100,000	98,767

Total United States Government Agencies (Cost $2,758,997)			2,758,997

Total Short-Term Investments (Cost $3,358,997)			3,358,997

OTHER ASSETS LESS LIABILITIES (0.60%)
Cash, receivables, prepaid expense and other assets, less liabilities			20,201

Total Net Assets (100.00%)			$3,379,198

See accompanying notes.

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

July 31, 2006

	Shares Held	Value

COMMON STOCKS (97.27%)
BUSINESS SERVICES (3.65%)
Microsoft Corp.	65,248	$1,567,909
Oracle Corp. (1)	36,832	551,375

		2,119,284
CHEMICALS AND ALLIED PRODUCTS (15.67%)
Abbott Laboratories	17,563	838,985
Amgen, Inc. (1)	12,667	883,397
Bristol-Myers Squibb Co.	27,294	654,237
Dow Chemical Co.	7,473	258,416
E.I. du Pont de Nemours & Co.	11,188	443,716
Eli Lilly & Co.	12,877	731,027
Johnson & Johnson	30,546	1,910,652
Merck & Co., Inc.	21,880	881,108
Pfizer, Inc.	29,870	776,321
Procter & Gamble Co.	30,576	1,718,371

		9,096,230
COMMUNICATIONS (4.37%)
AT&T, Inc.	27,336	819,807
Comcast Corp.-Class A (1)	15,637	537,600
Verizon Communications	26,019	879,963
Viacom, Inc.-Class B (1)	8,575	298,839

		2,536,209
DEPOSITORY INSTITUTIONS (11.33%)
Bank of America Corp.	31,762	1,636,696
Citigroup, Inc.	30,678	1,482,054
J. P. Morgan Chase & Co.	32,520	1,483,562
Wachovia Corp.	18,066	968,880
Wells Fargo Co.	13,875	1,003,717

		6,574,909
EATING AND DRINKING PLACES (2.48%)
McDonald’s Corp.	40,687	1,439,913

ELECTRIC, GAS AND SANITARY SERVICES (3.67%)
Dominion Resources, Inc.	8,060	632,549
Exelon Corp.	17,093	989,685
Southern Co.	15,059	508,693

		2,130,927

	Shares Held	Value

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.08%)
Cisco Systems, Inc. (1)	40,256	$718,570
General Electric Co.	49,489	1,617,795
Intel Corp.	40,656	731,808
Motorola, Inc.	25,755	586,184
Texas Instruments, Inc.	15,183	452,150

		4,106,507
FOOD AND KINDRED PRODUCTS (3.53%)
Anheuser-Busch Cos., Inc.	7,946	382,600
Coca-Cola Co. (The)	22,109	983,851
PepsiCo, Inc.	10,787	683,680

		2,050,131
FORESTRY (0.45%)
Weyerhaeuser Co.	4,436	260,216

GENERAL MERCHANDISE STORES (2.27%)
Wal-Mart Stores, Inc.	29,639	1,318,935

INDUSTRIAL MACHINERY AND EQUIPMENT (8.48%)
3M Co.	12,370	870,848
Applied Materials, Inc.	17,010	267,737
Caterpillar, Inc.	19,869	1,408,116
Dell, Inc. (1)	22,588	489,708
EMC Corp. (1)	26,920	273,238
Hewlett-Packard Co.	25,553	815,396
International Business Machines Corp.	10,307	797,865

		4,922,908
INSURANCE CARRIERS (2.75%)
American International Group, Inc.	26,338	1,597,926

LUMBER AND WOOD PRODUCTS (1.19%)
Home Depot, Inc.	19,918	691,354

MOTION PICTURES (2.24%)
Disney (Walt) Co.	25,612	760,420
Time Warner, Inc.	32,492	536,118

		1,296,538

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

	Shares Held	Value

COMMON STOCKS (continued)
NONDEPOSITORY INSTITUTIONS (4.22%)
American Express Co.	37,843	$1,970,107
Federal National Mortgage Assoc.	10,026	480,346

		2,450,453
PETROLEUM AND COAL PRODUCTS (8.77%)
Chevron Corp.	27,393	1,801,912
Exxon Mobil Corp.	48,533	3,287,625

		5,089,537
PRIMARY METAL INDUSTRIES (1.11%)
Alcoa, Inc.	21,484	643,446

PRINTING AND PUBLISHING (0.41%)
CBS Corp.-Class B	8,575	235,212

SECURITY AND COMMODITY BROKERS (0.58%)
Ameriprise Financial, Inc.	7,565	337,399

TOBACCO PRODUCTS (3.80%)
Altria Group, Inc.	27,553	2,203,413

TRANSPORTATION EQUIPMENT (9.22%)
Boeing Co. (The)	22,286	1,725,382
General Motors Corp.	11,599	373,836
Honeywell International, Inc.	31,077	1,202,680
United Technologies Corp.	32,985	2,051,337

		5,353,235

Total Common Stocks (Cost $39,165,094)		56,454,682

SHORT-TERM INVESTMENTS (2.72%)
MONEY MARKET MUTUAL FUND (0.14%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $82,197)	82,197	82,197

	Principal Amount	Value

COMMERCIAL PAPER (0.77%)
NONDEPOSITORY INSTITUTIONS
American Express Credit Corp., 5.25%, due 08/11/06	$150,000	$150,000
American General Finance Co., 5.33%, due 08/22/06	150,000	150,000
General Electric Capital Corp., 5.27%, due 08/17/06	150,000	150,000

Total Commercial Paper (Cost $450,000)		450,000

UNITED STATES GOVERNMENT AGENCIES (1.81%)
Federal Home Loan Bank, due 08/04/06	150,000	149,935
Federal Home Loan Bank, due 08/09/06	200,000	199,771
Federal Home Loan Bank, due 08/23/06	150,000	149,527
Federal Home Loan Bank, due 08/30/06	200,000	199,171
Federal Home Loan Mortgage Corp., due 08/01/06	200,000	200,000
Federal Home Loan Mortgage Corp., due 08/15/06	150,000	149,701

Total United States Government Agencies (Cost $1,048,105)		1,048,105

Total Short-Term Investments (Cost $1,580,302)		1,580,302

Total Investments (99.99%) (Cost $40,745,397)		58,034,984

EQUITRUST SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO (continued)

Value

OTHER ASSETS LESS LIABILITIES (0.01%)
Cash, receivables, prepaid expense and other assets, less liabilities	$5,534

Total Net Assets (100.00%)	$58,040,518

(1)	Non-income producing securities.

See accompanying notes.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

July 31, 2006

1.	Significant Accounting Policies

Organization

EquiTrust Series Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios). The Fund offers Class A and Institutional shares (“Class I”). The Fund began offering Class A shares on December 1, 2005. Effective March 15, 2006 offers of Class B shares were discontinued. Reinvestments through dividend and capital gains distributions continue for Class B shares.

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. (“EquiTrust Investment”), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC (“EquiTrust Marketing”), the Fund’s distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Marketing.

Class A shares (excluding the Money Market Portfolio) are subject to a front-end sales charge. Class B shares are subject to a declining contingent deferred sales charge (“CDSC”) on shares redeemed within six years of purchase. Class B shares will automatically convert to Class A shares of the same Portfolio at the end of the sixth year after purchase at the relative NAV of the two classes and the front-end sales charge associated with Class A will be waived. Class I shares are not subject to a front-end sales charge or CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio, except that Class A and B shares have separate and exclusive voting rights with respect to the Fund’s Rule 12b-1 Plan. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A and B shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses not directly attributed to a Portfolio are apportioned among each of the Portfolios based upon the relative value of each Portfolio. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A and B shares. Other class-specific expenses charged to each class during the year ended July 31, 2006, which are included in the corresponding captions of the statements of operations, were as follows:

	Transfer and Dividend Disbursing Agent Fees			Registration Fees
Portfolio	Class A	Class B	Class I	Class A	Class B	Class I
Value Growth	$138,341	$56,634	$3,300	$5,860	$1,599	$1,832
High Grade Bond	18,851	12,186	749	2,728	1,523	1,704
Strategic Yield	22,601	13,593	1,353	2,915	1,315	1,697
Managed	81,156	47,284	2,056	4,093	1,334	1,813
Money Market	1,926	4,500	143	1,425	2,556	1,647
Blue Chip	118,785	75,422	2,106	4,082	1,736	1,917

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

Security Valuation

All Portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Portfolio.

Income and Investment Transactions

For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

Dividends and Distributions to Shareholders

On each day that the net asset value per share is calculated in the High Grade Bond and Strategic Yield Portfolios, that Portfolio’s net investment income will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the Money Market Portfolio, each day the net asset value per share is calculated, net investment income and any realized gains and losses from investment transactions will be declared, as of the close of the New York Stock Exchange, as a dividend to shareholders of record prior to the declaration. With respect to the High Grade Bond and Strategic Yield Portfolios, any net short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually. Dividends and distributions of the other Portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of post-October losses and the mark to market adjustment discussed in Note 2. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

1.	Significant Accounting Policies (continued)

Indemnifications

Under the Fund’s organizational documents, its present and past officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. At the discretion of the Board of Directors, employees and agents may also be indemnified. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not determined to meet the more-likely-than-not threshold would be recorded as a benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and concluded that there is no impact to the financial statements at this time.

2.	Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryovers. As a result of this election, at July 31, 2006, the tax cost of investments of the Value Growth Portfolio differed by $1,121,844 from the cost for financial reporting purposes.

At July 31, 2006, the Portfolios had approximate net capital loss carryovers as follows:

	Portfolio
Net Capital Loss Carryovers Expire In:	Value Growth	High Grade Bond	Strategic Yield	Blue Chip
2007	$4,970,000	$—	$—	$—
2008	33,000	—	—	—
2011	—	—	656,000	—
2012	—	—	268,000	483,000
2013	—	12,000	—	—

	$5,003,000	$12,000	$924,000	$483,000

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

2.	Federal Income Taxes (continued)

As of July 31, 2006, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities and operations, except as follows:

	Portfolio
	Value Growth	Strategic Yield	Managed
Undistributed ordinary income	$515,314	$2,991	$135
Accumulated capital and other losses	(5,002,759)	(923,724)	3,323,224
Net unrealized appreciation of investments	157,419	38,519	3,685,501
Other timing differences	—	(2,991)	—

Total accumulated earnings (deficit)	$(4,330,026)	$(885,205)	$7,008,860

The primary differences between book-basis and tax-basis accumulated capital and other losses and net unrealized depreciation of investments in the Value Growth Portfolio is attributable to the realized gain recognized on January 2, 2001 from the mark to market election. Other differences in the Value Growth and Managed Portfolios are attributable to taxable spinoffs, mergers and corporate inversions. Additionally, the Strategic Yield Portfolio held a trust preferred security which accrues income for tax purposes and not financial reporting purposes.

3.	Management Contract and Transactions with Affiliates

The Fund has entered into agreements with EquiTrust Investment relating to the management of the Portfolios and the investment of their assets, the transfer and dividend disbursing agent duties, and the accounting functions.

Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows: (1) annual investment advisory and management fees, which are based on each Portfolio’s average daily net assets as follows: Value Growth Portfolio - 0.50%; High Grade Bond Portfolio - 0.40%; Strategic Yield Portfolio - 0.55%; Managed Portfolio - 0.60%; Money Market Portfolio - 0.25%; and Blue Chip Portfolio - 0.25%; (2) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by EquiTrust Investment, plus an annual per account charge ranging from $7.03 to $9.03; and (3) accounting fees, which are based on each Portfolio’s daily net assets at an annual rate of 0.05%, with a maximum per Portfolio annual expense of $30,000.

Distribution and administrative service fees paid to EquiTrust Marketing are determined as follows: (1) distribution fees are computed at an annual rate of 0.25% for Class A and 0.50% for Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio and; (2) administrative service fees, which are computed at an annual rate of 0.25% for Class A and Class B of the average daily net asset value attributable to shares of the respective class in each Portfolio.

Front-end sales charges and CDSCs (collectively “sales charges”) are not recorded as expenses of the Fund. Front-end sales charges are deducted out of the proceeds from the sales of Fund shares prior to investment into Class A. CDSCs are deducted from the redemption proceeds out of Class B prior to remittance to the shareholder. All sales charges are retained by EquiTrust Marketing. During the year ended July 31, 2006, EquiTrust Marketing retained $104,474 in sales charges from the sales of Class A shares and $84,262 in CDSCs from the redemption of Class B shares.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

3.	Management Contract and Transactions with Affiliates (continued)

EquiTrust Investment has agreed to reimburse the Portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for each share class based on each Portfolio’s average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Portfolio for such period. When shares automatically convert from Class B to Class A, a proportionate amount of net investment income and expense reimbursement is moved from Class B to Class A.

Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. At July 31, 2006, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund’s portfolios as follows:

Portfolio	Class I
Strategic Yield	95,217
Money Market	2,411,336

EquiTrust Investment also owned 102,447 shares of Value Growth Portfolio (Class I) at July 31, 2006.

4.	Expense Offset Arrangements

The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian’s fees through credits earned by the Fund’s cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Capital Share Transactions

Transactions in Capital Stock for each Portfolio were as follows:

Year Ended July 31, 2006:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class A	71,457	42,050	17,248	43,460	91,689	26,515
Class B	108,372	19,311	34,602	102,991	110,773	49,743
Class I	224,228	124,214	131,859	102,118	1,920,641	38,931

Shares converted from Class B to Class A:
Class A	4,282,925	713,572	737,538	1,942,187	671,797	820,096
Class B	(4,283,667)	(713,575)	(737,538)	(1,942,220)	(671,797)	(820,142)

Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	11,639	15,613	20,582	21,212	11,160	6,173
Class B	6,970	20,241	21,080	12,068	10,961	3,644
Class I	4,832	19,702	17,942	10,729	168	4,753

Shares redeemed:
Class A	(426,248)	(101,412)	(93,551)	(184,688)	(144,429)	(108,445)
Class B	(389,622)	(66,147)	(96,714)	(118,265)	(2,073,194)	(88,910)
Class I	(70,991)	(104,696)	(53,238)	(60,737)	(1,805)	(35,043)

Net Decrease	(460,105)	(31,127)	(190)	(71,145)	(74,036)	(102,685)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Capital Share Transactions (continued)

Year Ended July 31, 2006:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Value of shares sold:
Class A	$1,014,843	$431,875	$165,811	$680,603	$91,689	$1,082,953
Class B	1,501,873	201,137	337,469	1,576,432	110,773	1,995,063
Class I	3,176,225	1,282,036	1,276,403	1,590,397	1,920,641	1,587,473

Shares converted from Class B to Class A:
Class A	63,679,714	7,259,313	7,566,067	25,886,979	671,797	23,449,968
Class B	(63,679,714)	(7,259,313)	(7,566,067)	(25,886,979)	(671,797)	(23,449,968)

Value issued in reinvestment of dividends and/or capital gains distribution:
Class A	161,788	160,005	197,657	332,358	11,160	246,729
Class B	96,812	209,938	205,033	183,552	10,961	145,634
Class I	67,545	203,505	173,255	166,846	168	190,202

Value redeemed:
Class A	(6,041,511)	(1,035,369)	(900,641)	(2,887,610)	(144,429)	(4,437,445)
Class B	(5,389,962)	(686,211)	(939,242)	(1,806,588)	(2,073,194)	(3,563,395)
Class I	(1,003,026)	(1,077,756)	(515,976)	(941,079)	(1,805)	(1,423,644)

Net Decrease	$(6,415,413)	$(310,840)	$(231)	$(1,105,089)	$(74,036)	$(4,176,430)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

5.	Capital Share Transactions (continued)

Year Ended July 31, 2005:

	Portfolio
	Value Growth	High Grade Bond	Strategic Yield	Managed	Money Market	Blue Chip
Shares sold:
Class B	269,583	66,283	86,243	141,521	354,892	97,353
Class I	100,706	101,881	178,533	99,195	100	31,320

Shares issued in reinvestment of dividends and/or capital gains distribution:
Class B	7,436	36,790	41,961	21,842	7,933	11,336
Class I	3,979	17,382	14,733	7,846	—	4,971

Shares redeemed:
Class B	(708,824)	(210,622)	(188,970)	(285,495)	(396,148)	(170,155)
Class I	(105,903)	(187,981)	(169,012)	(76,975)	—	(41,139)

Net Decrease	(433,023)	(176,267)	(36,512)	(92,066)	(33,223)	(66,314)

Value of shares sold:
Class B	$3,437,710	$702,861	$857,242	$2,063,486	$354,892	$3,773,655
Class I	1,308,281	1,083,478	1,771,975	1,469,275	100	1,218,787

Value issued in reinvestment of dividends and/or capital gains distribution:
Class B	95,409	390,781	416,741	321,197	7,933	450,495
Class I	51,249	184,737	146,231	115,675	—	197,807

Value redeemed:
Class B	(9,139,876)	(2,235,030)	(1,875,952)	(4,149,116)	(396,148)	(6,628,752)
Class I	(1,356,316)	(2,004,329)	(1,679,621)	(1,133,722)	—	(1,613,243)

Net Decrease	$(5,603,543)	$(1,877,502)	$(363,384)	$(1,313,205)	$(33,223)	$(2,601,251)

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

6.	Investment Transactions

For the year ended July 31, 2006, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by Portfolio, were as follows:

Portfolio	Purchases	Sales
Value Growth	$21,410,344	$31,917,359
High Grade Bond	499,695	1,023,698
Strategic Yield	1,038,478	890,446
Managed	8,109,713	13,807,450
Blue Chip	—	5,258,148

The U.S. federal income tax basis of the Fund’s investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes at July 31, 2006, by Portfolio, was composed of the following:

	Tax Cost of Investments in Securities	Gross Unrealized		Net Unrealized Appreciation (Depreciation) of Investments
Portfolio		Appreciation	Depreciation
Value Growth	$76,804,823	$9,039,433	$8,882,014	$157,419
High Grade Bond	14,223,572	210,714	264,577	(53,863)
Strategic Yield	12,442,646	297,493	258,974	38,519
Managed	41,327,550	5,769,414	2,083,913	3,685,501
Blue Chip	40,745,397	21,843,938	4,554,351	17,289,587

The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments’ carrying value.

7.	Dividends and Distributions to Shareholders

Dividends from net investment income for the following Portfolios are declared daily and were payable on the last business day of the month as follows:

Ordinary Income Dividends:

	High Grade Bond			Strategic Yield			Money Market
Payable Date	Class A	Class B	Class I	Class A	Class B	Class I	Class A	Class B	Class I
August 31, 2005	$—	$0.0356	$0.0452	$—	$0.0355	$0.0435	$—	$0.0013	$0.0020
September 30, 2005	—	0.0394	0.0483	—	0.0428	0.0512	—	0.0013	0.0019
October 31, 2005	—	0.0327	0.0418	—	0.0398	0.0484	—	0.0015	0.0021
November 30, 2005	—	0.0336	0.0424	—	0.0408	0.0494	—	0.0016	0.0023
December 30, 2005	0.0369	0.0376	0.0466	0.0436	0.0447	0.0534	0.0017	0.0019	0.0025
January 31, 2006	0.0376	0.0353	0.0448	0.0390	0.0354	0.0453	0.0023	0.0020	0.0028
February 28, 2006	0.0284	0.0268	0.0335	0.0345	0.0329	0.0397	0.0016	0.0014	0.0026
March 31, 2006	0.0268	0.0242	0.0356	0.0362	0.0333	0.0452	0.0020	0.0013	0.0031
April 28, 2006	0.0327	0.0291	0.0391	0.0387	0.0353	0.0459	0.0022	0.0011	0.0030
May 31, 2006	0.0392	0.0301	0.0456	0.0446	0.0421	0.0513	0.0027	0.0005	0.0036
June 30, 2006	0.0394	0.0364	0.0430	0.0465	0.0424	0.0514	0.0026	0.0025	0.0035
July 31, 2006	0.0379	0.0357	0.0429	0.0450	0.0405	0.0488	0.0029	0.0033	0.0038

Total Dividends per Share	$0.2789	$0.3965	$0.5088	$0.3281	$0.4655	$0.5735	$0.0180	$0.0197	$0.0332

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)

7.	Dividends and Distributions to Shareholders (continued)

None of the ordinary income dividends qualify for the dividends received deduction by corporate shareholders for the High Grade Bond, Strategic Yield and Money Market Portfolios.

In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the year ended July 31, 2006, for the following Portfolios:

Ordinary Income Dividends:

	Declaration Date	Record Date	Payable Date	Amount Per Share
Portfolio				Class A	Class B	Class I
Managed	10/28/05	10/28/05	10/31/05	$—	$0.0411	$0.0794
Value Growth	12/20/05	12/20/05	12/21/05	0.0489	0.0489	0.1534
Managed	12/28/05	12/28/05	12/29/05	0.0395	0.0394	0.0617
Blue Chip	12/28/05	12/28/05	12/29/05	0.3268	0.3266	0.7383
Managed	04/27/06	04/27/06	04/28/06	0.0752	0.0491	0.1135
Managed	07/28/06	07/28/06	07/31/06	0.0730	0.0567	0.1000

The percentages of income dividends qualifying for the dividends received deduction by corporate shareholders for the Value Growth, Managed and Blue Chip Portfolios are 100%, 93% and 100%, respectively.

The tax character of dividends and distributions to shareholders during the year ended July 31, 2006 and the year ended July 31, 2005 was the same as for financial reporting purposes.

Federal Income Taxes

For the year ended July 31, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to the maximum amount of the following dividends as taxed at a maximum rate of 15%.

Portfolio	Maximum Amount
Value Growth—Class A	$211,474
Value Growth—Class B	50,167
Value Growth—Class I	68,046
High Grade Bond—Class A	292,647
High Grade Bond—Class B	134,747
High Grade Bond—Class I	203,270
Strategic Yield—Class A	359,443
Strategic Yield—Class B	119,477
Strategic Yield—Class I	220,879
Managed—Class A	428,988
Managed—Class B	103,077
Managed—Class I	168,149
Money Market—Class A	16,303
Money Market—Class B	21,613
Money Market—Class I	58,672
Blue Chip—Class A	266,638
Blue Chip—Class B	128,965
Blue Chip—Class I	190,201

Complete information is computed and reported in conjunction with the completion and mailing of the Fund’s 2006 Form 1099-DIV documents sent to Fund shareholders.

This page intentionally left blank.

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Years ended July 31, 2006, 2005, 2004, 2003 and 2002

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Value Growth Portfolio
Class A:
2006 (3)	$13.88	$0.09		$0.10	$0.19	$(0.05)	$—	$(0.05)
Class B:
2006	$13.79	$0.05		$0.19	$0.24	$(0.05)	$—	$(0.05)
2005	11.71	0.05		2.05	2.10	(0.02)	—	(0.02)
2004	10.17	0.02		1.55	1.57	(0.03)	—	(0.03)
2003	8.99	0.03		1.17	1.20	(0.02)	—	(0.02)
2002	10.28	0.04		(1.26)	(1.22)	(0.07)	—	(0.07)
Class I:
2006	$13.92	$0.17		$0.23	$0.40	$(0.15)	$—	$(0.15)
2005	11.81	0.16		2.07	2.23	(0.12)	—	(0.12)
2004	10.26	0.11		1.57	1.68	(0.13)	—	(0.13)
2003	9.06	0.16		1.14	1.30	(0.10)	—	(0.10)
2002	10.35	0.13		(1.26)	(1.13)	(0.16)	—	(0.16)
High Grade Bond Portfolio
Class A:
2006 (3)	$10.33	$0.28		$(0.13)	$0.15	$(0.28)	$—	$(0.28)
Class B:
2006	$10.52	$0.40		$(0.32)	$0.08	$(0.40)	$—	$(0.40)
2005	10.52	0.41		—	0.41	(0.41)	—	(0.41)
2004	10.46	0.41		0.09	0.50	(0.41)	(0.03)	(0.44)
2003	10.49	0.39		(0.01)	0.38	(0.39)	(0.02)	(0.41)
2002	10.36	0.48		0.15	0.63	(0.48)	(0.02)	(0.50)
Class I:
2006	$10.53	$0.51		$(0.33)	$0.18	$(0.51)	$—	$(0.51)
2005	10.53	0.51		—	0.51	(0.51)	—	(0.51)
2004	10.46	0.51		0.10	0.61	(0.51)	(0.03)	(0.54)
2003	10.49	0.49	(2)	(0.01)	0.48	(0.49)	(0.02)	(0.51)
2002	10.37	0.57		0.14	0.71	(0.57)	(0.02)	(0.59)
Strategic Yield Portfolio
Class A:
2006 (3)	$9.66	$0.33	(2)	$(0.14)	$0.19	$(0.33)	$—	$(0.33)
Class B:
2006	$9.91	$0.47	(2)	$(0.39)	$0.08	$(0.47)	$—	$(0.47)
2005	9.71	0.50		0.20	0.70	(0.50)	—	(0.50)
2004	9.30	0.54		0.41	0.95	(0.54)	—	(0.54)
2003	9.43	0.59	(2)	(0.13)	0.46	(0.59)	—	(0.59)
2002	9.55	0.60		(0.12)	0.48	(0.60)	—	(0.60)
Class I:
2006	$9.91	$0.57		$(0.39)	$0.18	$(0.57)	$—	$(0.57)
2005	9.70	0.61		0.21	0.82	(0.61)	—	(0.61)
2004	9.29	0.63		0.41	1.04	(0.63)	—	(0.63)
2003	9.43	0.69		(0.14)	0.55	(0.69)	—	(0.69)
2002	9.55	0.68		(0.12)	0.56	(0.68)	—	(0.68)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$14.02	1.36%	$55,250	1.52%	1.51%	0.63%	30%

$13.98	1.73%	$13,239	1.83%	1.82%	0.30%	30%
13.79	17.91%	75,905	1.60%	1.60%	0.36%	17%
11.71	15.42%	69,495	1.62%	1.61%	0.13%	14%
10.17	13.37%	63,473	1.78%	1.78%	0.29%	11%
8.99	(11.98)%	58,231	1.66%	1.65%	0.40%	20%

$14.17	2.91%	$8,478	0.72%	0.71%	1.44%	30%
13.92	18.98%	6,131	0.71%	0.70%	1.25%	17%
11.81	16.40%	5,215	0.73%	0.73%	1.02%	14%
10.26	14.48%	4,205	0.81%	0.81%	1.30%	11%
9.06	(11.14)%	4,852	0.76%	0.75%	1.30%	20%

$10.20	1.46%	$6,831	1.57%	1.56%	4.08%	12%

$10.20	0.75%	$3,260	1.80%	1.80%	3.85%	12%
10.52	3.93%	11,153	1.68%	1.68%	3.86%	13%
10.52	4.79%	12,287	1.67%	1.67%	3.81%	12%
10.46	3.58%	13,138	1.74%	1.74%	3.64%	23%
10.49	6.29%	13,554	1.66%	1.66%	4.68%	21%

$10.20	1.75%	$4,196	0.71%	0.71%	4.94%	12%
10.53	4.95%	3,917	0.70%	0.70%	4.82%	13%
10.53	5.89%	4,641	0.70%	0.70%	4.77%	12%
10.46	4.58%	4,429	0.83%	0.77%	4.52%	23%
10.49	7.06%	2,280	0.83%	0.82%	5.51%	21%

$9.52	1.97%	$6,494	1.80%	1.79%	5.20%	8%

$9.52	0.80%	$2,121	2.17%	1.99%	4.91%	8%
9.91	7.34%	9,927	1.92%	1.92%	5.06%	7%
9.71	10.33%	10,309	1.91%	1.91%	5.55%	31%
9.30	5.05%	10,530	2.00%	2.00%	6.33%	44%
9.43	5.13%	10,552	1.93%	1.93%	6.27%	33%

$9.52	1.93%	$4,047	0.88%	0.87%	6.11%	8%
9.91	8.59%	3,256	0.86%	0.86%	6.11%	7%
9.70	11.46%	2,952	0.89%	0.89%	6.53%	31%
9.29	5.99%	2,736	0.99%	0.98%	7.29%	44%
9.43	6.11%	2,130	0.98%	0.97%	7.22%	33%

EQUITRUST SERIES FUND, INC.

FINANCIAL HIGHLIGHTS (continued)

Years ended July 31, 2006, 2005, 2004, 2003 and 2002

		Income from Investment Operations				Less Distributions
	Net Asset Value at Beginning of Period	Net Invest- ment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Distributions
Managed Portfolio
Class A:
2006 (3)	$15.26	$0.19	(2)	$0.40	$0.59	$(0.19)	$—	$(0.19)
Class B:
2006	$15.27	$0.19	(2)	$0.38	$0.57	$(0.19)	$—	$(0.19)
2005	13.79	0.13		1.48	1.61	(0.13)	—	(0.13)
2004	12.50	0.15		1.29	1.44	(0.15)	—	(0.15)
2003	11.26	0.18		1.24	1.42	(0.18)	—	(0.18)
2002	12.46	0.22		(1.20)	(0.98)	(0.22)	—	(0.22)
Class I:
2006	$15.32	$0.35		$0.39	$0.74	$(0.35)	$—	$(0.35)
2005	13.82	0.27		1.50	1.77	(0.27)	—	(0.27)
2004	12.53	0.27		1.29	1.56	(0.27)	—	(0.27)
2003	11.29	0.31	(2)	1.24	1.55	(0.31)	—	(0.31)
2002	12.49	0.34		(1.20)	(0.86)	(0.34)	—	(0.34)
Money Market Portfolio
Class A:
2006 (3)	$1.00	$0.02	(2)	$—	$0.02	$(0.02)	$—	$(0.02)
Class B:
2006	$1.00	$0.02	(2)	$—	$0.02	$(0.02)	$—	$(0.02)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2004	1.00	–	(2)	—	—	—	—	—
2003	1.00	–	(2)	—	—	—	—	—
2002	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Class I:
2006	$1.00	$0.03		$—	$0.03	$(0.03)	$—	$(0.03)
2005	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2004	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2003	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
2002	1.00	0.01	(2)	—	0.01	(0.01)	—	(0.01)
Blue Chip Portfolio
Class A:
2006 (3)	$40.63	$0.39		$0.83	$1.22	$(0.33)	$—	$(0.33)
Class B:
2006	$39.88	$0.28		$1.58	$1.86	$(0.33)	$—	$(0.33)
2005	37.26	0.40		2.57	2.97	(0.35)	—	(0.35)
2004	34.44	0.21		2.79	3.00	(0.18)	—	(0.18)
2003	32.16	0.14		2.23	2.37	(0.09)	—	(0.09)
2002	41.06	0.08		(8.94)	(8.86)	(0.04)	—	(0.04)
Class I:
2006	$40.17	$0.75		$1.60	$2.35	$(0.74)	$—	$(0.74)
2005	37.49	0.80		2.61	3.41	(0.73)	—	(0.73)
2004	34.65	0.59		2.80	3.39	(0.55)	—	(0.55)
2003	32.45	0.56	(2)	2.15	2.71	(0.51)	—	(0.51)
2002	41.42	0.43		(8.97)	(8.54)	(0.43)	—	(0.43)

		Ratios/Supplemental Data
Net Asset Value at End of Period	Total Investment Return Based on Net Asset Value (1)	Net Assets at End of Period (in thousands)	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$15.66	3.86%	$28,539	1.69%	1.68%	1.48%	36%

$15.65	3.73%	$8,686	2.09%	1.99%	1.16%	36%
15.27	11.73%	38,193	1.80%	1.80%	0.90%	27%
13.79	11.50%	36,152	1.79%	1.79%	1.06%	14%
12.50	12.74%	34,540	1.96%	1.95%	1.55%	22%
11.26	(7.91)%	31,813	1.85%	1.84%	1.80%	20%

$15.71	4.91%	$7,802	0.85%	0.84%	2.32%	36%
15.32	12.91%	6,808	0.82%	0.82%	1.88%	27%
13.82	12.50%	5,726	0.84%	0.84%	2.00%	14%
12.53	13.96%	4,664	0.95%	0.92%	2.57%	22%
11.29	(7.01)%	3,482	0.89%	0.88%	2.76%	20%

$1.00	1.81%	$630	1.90%	1.88%	2.33%	0%

$1.00	1.98%	$330	2.08%	1.99%	1.89%	0%
1.00	0.74%	2,953	1.82%	1.54%	0.74%	0%
1.00	0.14%	2,986	1.83%	0.88%	0.14%	0%
1.00	0.22%	2,978	1.82%	1.14%	0.22%	0%
1.00	0.69%	3,135	1.75%	1.48%	0.71%	0%

$1.00	3.38%	$2,419	0.84%	0.84%	3.71%	0%
1.00	1.37%	500	1.06%	0.92%	1.36%	0%
1.00	0.46%	500	0.99%	0.51%	0.51%	0%
1.00	0.79%	1,794	0.84%	0.56%	0.79%	0%
1.00	1.42%	1,175	0.90%	0.74%	1.39%	0%

$41.52	3.03%	$30,903	1.41%	1.41%	0.93%	0%

$41.41	4.68%	$15,783	1.66%	1.65%	0.65%	0%
39.88	7.98%	49,326	1.46%	1.46%	1.03%	0%
37.26	8.70%	48,373	1.45%	1.45%	0.57%	1%
34.44	7.42%	44,919	1.64%	1.64%	0.44%	20%
32.16	(21.59)%	41,510	1.49%	1.49%	0.21%	0%

$41.78	5.93%	$11,354	0.48%	0.47%	1.84%	0%
40.17	9.11%	10,569	0.44%	0.44%	2.04%	0%
37.49	9.77%	10,048	0.45%	0.45%	1.57%	1%
34.65	8.56%	9,417	0.65%	0.56%	1.50%	20%
32.45	(20.80)%	5,026	0.49%	0.49%	1.21%	0%

EQUITRUST SERIES FUND, INC.

NOTES TO FINANCIAL HIGHLIGHTS

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge or front-end sales charge is not reflected in the calculation of total investment return.

(2) Without EquiTrust Marketing or EquiTrust Investment’s reimbursement of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolios would have had per share net investment income as shown:

	Year	Per Share Net Investment Income	Amount Reimbursed
High Grade Bond Portfolio
Class I	2003	$0.48	$1,935
Strategic Yield Portfolio
Class A	2006	$0.33	$94
Class B	2006	$0.45	4,291
	2003	0.59	291
Managed Portfolio
Class A	2006	$0.19	$188
Class B	2006	$0.17	8,503
Class I	2003	$0.31	1,275
Money Market Portfolio
Class A	2006	$0.02	$140
Class B	2006	$0.02	1,041
	2005	—	8,339
	2004	—	27,788
	2003	—	20,717
	2002	—	8,374
Class I	2005	$0.01	$668
	2004	0.01	4,537
	2003	0.01	4,854
	2002	0.01	1,603
Blue Chip Portfolio
Class I	2003	$0.54	$6,140

(3) Class A financial highlights are for the period December 1, 2005 to July 31, 2006. Respective ratios/supplemental data are computed on an annualized basis.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders

EquiTrust Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of EquiTrust Series Fund, Inc. (comprising, respectively the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios) as of July 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the EquiTrust Series Fund, Inc. at July 31, 2006, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

August 31, 2006

OFFICERS AND DIRECTORS

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested Directors and Officers (2)
Craig A. Lang (55)	President and Director	Since 2002	Dairy Farmer; Chairman and Director, FBL Financial Group, Inc.; President and Director, Iowa Farm Bureau Federation and other affiliates of the foregoing; Director, Western Agricultural Insurance Company and other affiliates of the foregoing; President and Trustee, EquiTrust Variable Insurance Series Fund; Member, Growmark, Inc. Coordinating Committee and American Farm Bureau Federation Board of Director.	13	Director, Farm Bureau Bank (San Antonio, Texas); Director, Iowa Telecommunications Services, Inc., (Newton, Iowa); Director, Iowa Economic Development Board (Des Moines, Iowa)
William J. Oddy (62)	Vice President and Director	Since 1981	Chief Executive Officer and Management Director, FBL Financial Group, Inc.; Chief Executive Officer, Farm Bureau Life Insurance Company and other affiliates of the foregoing; Chief Executive Officer and Director, EquiTrust Life Insurance Company and other affiliates of the foregoing; Chief Executive Officer and Manager, EquiTrust Marketing Services, LLC; Chief Executive Officer and Director, EquiTrust Investment Management Services, Inc.; Vice President and Trustee, EquiTrust Variable Insurance Series Fund; Vice President and Director, EquiTrust Money Market Fund, Inc.; President and Director, FBL Real Estate Ventures, Ltd.	13	Director, American Equity Investment Life Insurance Company, Berthel Fisher & Company, Inc. and Berthel Fisher & Company Financial Services, Inc.
James W. Noyce (50)	Chief Financial Officer and Treasurer	Since 1996	Chief Financial Officer and Chief Administrative Officer, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Administrative Officer, Treasurer and Manager, EquiTrust Marketing Services, LLC; Vice President, Treasurer and Director, EquiTrust Investment Management Services, Inc., and other affiliates of the foregoing; President, Treasurer and Director, FBL Leasing Services, Inc.; Chief Executive Officer, Chief Financial Officer and Chief Administrative Officer, Western Computer Services, Inc.; Chief Financial Officer and Treasurer, EquiTrust Variable Insurance Series Fund and EquiTrust Money Market Fund, Inc.
Dennis M. Marker (55)	Chief Executive Officer	Since 1982	Vice President — Investment Administration, FBL Financial Group, Inc. and other affiliates of the foregoing; President and Director, EquiTrust Investment Management Services, Inc.; Chief Compliance Officer, Vice President — Investment Administration and Manager, EquiTrust Marketing Services, LLC; Chief Executive Officer, EquiTrust Variable Insurance Series Fund and EquiTrust Money Market Fund, Inc.; Vice President and Director, FBL Leasing Services, Inc.
Stephen M. Morain (61)	Senior Vice President and General Counsel	Since 1982	General Counsel and Assistant Secretary, Iowa Farm Bureau Federation; General Counsel, Secretary and Director, Farm Bureau Management Corporation; Senior Vice President and General Counsel, FBL Financial Group, Inc. and other affiliates of the foregoing; Senior Vice President, General Counsel and Manager, EquiTrust Marketing Services, LLC; Senior Vice President, General Counsel and Director, EquiTrust Investment Management Services, Inc.

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
JoAnn Rumelhart (53)	Executive Vice President	Since 2000	Executive Vice President, Farm Bureau Life Insurance Company and other affiliates of the foregoing; Vice President, EquiTrust Life Insurance Company; Executive Vice President and Director, EquiTrust Investment Management Services, Inc.; Executive Vice President and Manager, EquiTrust Marketing Services, LLC; Executive Vice President, EquiTrust Variable Insurance Series Fund and EquiTrust Money Market Fund, Inc.
John M. Paule (50)	Chief Marketing Officer	Since 2000	Chief Marketing Officer, FBL Financial Group, Inc. and other affiliates of the foregoing; Executive Vice President, EquiTrust Life Insurance Company; Chief Marketing Officer and Director, EquiTrust Investment Management Services, Inc.; Chief Marketing Officer and Manager, EquiTrust Marketing Services, LLC.
Lou Ann Sandburg (58)	Vice President — Investments and Assistant Treasurer	Since 1999	Vice President — Investments and Assistant Treasurer, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Compliance Officer, Vice President — Investments, Assistant Treasurer and Director, EquiTrust Investment Management Services, Inc.; Vice President, Assistant Treasurer and Manager, EquiTrust Marketing Services, LLC; Vice President, FBL Financial Services, Inc. and other affiliates of the foregoing; Vice President and Director, FBL Leasing Services, Inc.; Vice President, Secretary and Director, FBL Real Estate Ventures, Ltd.
Kristi Rojohn (43)	Chief Compliance Officer, Investment Compliance Vice President and Secretary	Since 1990	Chief Compliance Officer, Investment Compliance Vice President and Secretary, EquiTrust Variable Insurance Series Fund and EquiTrust Money Market Fund, Inc.; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.
Rob Ruisch (39)	Mutual Fund Accounting Director	Since 2005	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.
Karen Garza (36)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.
Jennifer Morgan (35)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.
Jodi Winslow (31)	Assistant Secretary	Since 2004	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.
Non-Interested Directors

Erwin H. Johnson (63) 1841 March Avenue Charles City, Iowa 50616-9115	Director	Since 1989	Farmer; Owner and Manager, Center View Farms, Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service; Seed Sales, Syngenta.	13	Director, First Security Bank and Trust Co. (Charles City, Iowa)
Kenneth Kay (63) 51606 590th Street Atlantic, Iowa 50022-8233	Director	Since 1996	President, K-Ranch Inc.	13	Director, First Whitney Bank & Trust (Atlantic, Iowa)

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Steven W. Plate (50) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Director	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants.	13
James D. Wallace (51) 1111 Ashworth Road West Des Moines, Iowa 50265	Director	Since 2004	President and CEO, Guide One Insurance and various subsidiaries; former President and CEO, National Travelers Life Company and various subsidiaries.	13
Erlin J. Weness (62) 1620 Pinewood Drive Worthington, Minnesota 56187	Director	Since 2003	Owner and Operator, Weness Consulting; Extension Educator — Farm Management, University of Minnesota.	13	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota) and First Rushmore Bancorporation (Worthington, Minnesota)

1	Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until a successor is elected and qualified, or until such director sooner dies, resigns or is removed.
2	All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266. Messrs. Lang and Oddy are interested directors of the Fund by virtue of their positions with the Adviser, Distributor and/or affiliated person of the Adviser and Distributor.

The Statement of Additional Information (“SAI”) includes additional information about Fund directors and is available upon request without charge. To request a copy of the SAI, please call 1-877-860-2904 M-F 8:00 a.m. to 4:30 p.m.

The officers and directors of the Fund also serve in similar capacities as officers and directors of EquiTrust Series Fund, Inc. and officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund’s officers and interested directors are officers and directors of the Adviser and/or the Distributor or an affiliate thereof. Interested directors serve without any compensation from the Fund. Each of the directors not affiliated with the Adviser and/or the Distributor or an affiliate thereof will be compensated by the Fund. Each unaffiliated director will receive an annual retainer of $8,000 for serving on the boards of all EquiTrust Mutual Funds, and a fee of $1,500 plus expenses for each directors’ meeting of the EquiTrust Mutual Funds attended. A fee of $1,000 shall be paid for each committee meeting attended. The chairperson of a committee shall be paid $750 for each committee meeting attended. A fee of $250 shall be paid for each telephonic board attended. For the fiscal year ended July 31, 2006, the Fund paid unaffiliated directors’ fees totaling $27,263.

INFORMATION ON PROXY VOTING:

EquiTrust Series Fund, Inc. (the “Fund”) has delegated the authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment adviser, EquiTrust Investment Management Services, Inc. (the “Adviser”). A description of the policies and procedures that the Adviser uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30, 2006 is available without charge, by calling the toll-free number listed above or by accessing the SEC’s website.

FORM N-Q DISCLOSURE:

The Fund files a complete schedule of portfolio holdings for its first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of Form N-Q is also available, without charge, by calling the Fund at 1-877-860-2904.

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at it principal executive office.

Item 3. Audit Committee Financial Expert.

(a)	(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(2) The audit committee financial expert is James D. Wallace. Mr. Wallace is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the Fund’s fiscal years ended July 31, 2005 and July 31, 2006, the aggregate fees billed by the Fund’s principal accountant for the audit of the Fund’s financial statements were $60,000 and $62,000, respectively.

(b)	Audit-Related Fees: . There were no audit-related fees billed to the Fund for the fiscal year ended July 31, 2006. For the Fund’s fiscal year ended July 31, 2005, the aggregate fees billed by the Fund’s principal accountant for research and consultation fees related to the audit of the Fund were $1,008

(c)	Tax Fees: None.

(d)	All Other Fees: For the Fund’s fiscal years ended July 31, 2005 and July 31, 2006, the aggregate fees billed by the Fund’s principal accountant included fees related to the audits of EquiTrust Money Market Fund, Inc. and EquiTrust Variable Insurance Series Fund; as well as fees for audits and services (as described in Item 4(g)) performed by the principal accountant for EquiTrust Investment Management Services, Inc. and EquiTrust Marketing Services, LLC, affiliates of the Fund that provide support for the operations of the Fund. The amounts of these fees are as follows:

Fiscal Year Ended:	July 31, 2005	July 31, 2006
Fees related to audits of EquiTrust Money Market Fund, Inc. and EquiTrust Variable Insurance Series Fund	$64,900	$68,600

Audits and services performed for EquiTrust Marketing Services, LLC and EquiTrust Investment Management Services, Inc.	$47,200	$42,900

(e)	(1) On May 12, 2003, the Fund’s Audit Committee adopted the following pre-approval policies and procedures:

IV.	RESPONSIBILITIES AND DUTIES

To fulfill its responsibilities and duties the Audit Committee shall:

C.	Independent registered public accounting firm

2.	Pre-approve any engagement of the independent registered public accounting firm to provide any services to the Fund, including the fees and other compensation to be paid to the independent registered public accounting firm. Notwithstanding the above, the independent registered public accounting firm shall not perform any of the following non-audit services for the Fund (“prohibited non-audit services”):

a.	bookkeeping or other services related to the accounting records or financial statements of the Fund;

b.	financial information systems design and implementation;

c.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

d.	actuarial services;

e.	internal audit outsourcing services;

f.	management functions or human resources;

g.	broker or dealer, investment adviser, or investment banking services;

h.	legal services and expert services unrelated to the audit; and

i.	any other services that the Public Company Accounting Oversight Board determines are impermissible.

3.	Pre-approve any engagement of the independent registered public accounting firm, including the fees and other compensation to be paid to the independent registered public accounting firm, to provide any non-audit services to the Adviser (or any “control affiliate”[1] of the

[1]	“Control affiliate” means any entity controlling, controlled by, or under common control with the Adviser.

2

Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund.

•	The Chairman of the Audit Committee (or in his absence, any member of the Audit Committee) may grant the pre-approval referenced in Sections IV.C. 2 and 3 above for non-prohibited services for engagements of less than $5000. Each member of the Audit Committee shall be notified in writing of the pre-approval promptly following the granting of such approval. In addition, all such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

•	Pre-approval of non-audit services for the Fund pursuant to Section IV.C. 2 above is not required, if:

(a)	the aggregate amount of all non-audit services provided to the Fund is less than 5% of the total fees paid by the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

•	Pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Fund) pursuant to Section IV.C.3 above is not required, if:

(a)	the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Fund, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Fund to the independent registered public accounting firm during the fiscal year in which the non-audit services are provided;

(b)	the services were not recognized by Fund management at the time of the engagement as non-audit services; and

(c)	such services are promptly brought to the attention of the Audit Committee by Fund management and the Audit Committee approves them (which may be by delegation) prior to the completion of the audit.

(e)	(2) Not applicable.

(f)	Not applicable.

(g)	Aggregate Non-Audit Fees: For the Fund’s fiscal year ended July 31, 2006 the aggregate non-audit fees billed by the Fund’s principal accountant for services rendered to the Fund, the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Fund were $5,500. The fees billed to EquiTrust Marketing Services, LLC were for research and consultation fees in regard to the issuance of Class A shares. There were no aggregate non-audit fees for the fiscal year ended July 31, 2005.

(h)	The Audit Committee of the Board of Directors of the Fund has reviewed the statement of independence provided by Ernst & Young, the Fund’s principal accountant, considered whether the provision of non-audit services by the firm to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser is compatible with such firm’s independence with respect to the Fund, and concluded that the non-audit services provided by Ernst & Young does not compromise that firm’s independence with regard to the Fund.

Item 5. Audit Committee of Listed Registrant.

Not applicable.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable; see Item 2(a).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Series Fund, Inc.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Name: Dennis M. Marker
Title: Chief Executive Officer
Date: October 18, 2006

By:	/s/ James W. Noyce
Name: James W. Noyce
Title: Chief Financial Officer
Date: October 18, 2006